                                Filed with the Securities and Exchange Commission on February 28, 2001

Registration No. 33-87010                                                               Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 14
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 14

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                             M. PRISCILLA PANNELL, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2001 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __ immediately upon filing pursuant to paragraph (b) of Rule 485
                                    __  on ____________ pursuant to paragraph (b) of Rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on _________ pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective  date until the registrant shall file a further amendment which  specifically  states that this  Registration  Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
------------------------------------------------------------------------------------------------------------------------------------
ASAP2

a2 n4 cr
                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                       Prospectus Heading
              ------------                                                                       ------------------

1.            Cover Page                                                                                 Cover Page

2.            Definitions                                                                         Glossary of Terms

3.            Synopsis or Highlights                              What are Some of the Key Features of the Annuity?
                                                                              Summary of Contract, Fees and Charges

4.            Condensed Financial Information                                 Condensed Financial Information About
                                                                                                 Separate Account B

5.            General Description of Registrant, Depositor                                 Who Is American Skandia?
              and Portfolio Companies                                                   What Are Separate Accounts?

6.            Deductions                                                       Investment Options, Fees and Charges

7.            General Description of Variable Annuity Contracts                Purchasing Your Annuity, Why Would I
                                                                                   Choose to Purchase this Annuity?
                                                                  What are Some of the Key Features of the Annuity?

8.            Annuity Period                                                           Managing Your Account Value,
                                                                                            Access to Account Value

9.            Death Benefit                                           What Triggers the Payment of a Death Benefit?
                                                        What Options are Available to my Beneficiary upon my Death?
                                                                           When Do You Determine the Death Benefit?

10.           Purchases and Contract Value                                              Managing Your Account Value

11.           Redemptions                                          Access to Account Value, Valuing Your Investment

12.           Taxes                                                                              Tax Considerations

13.           Legal Proceedings                                                                   Legal Proceedings

14.           Table of Contents of the Statement of Additional Information                    Available Information

                                                                                                        SAI Heading
                                                                                                        -----------

15.           Cover Page                                                        Statement of Additional Information

16.           Table of Contents                                                                   Table of Contents

17.           General Information and History                           General Information About American Skandia

18.           Services                                                                         Independent Auditors

19.           Purchase of Securities Being Offered                          Noted in Prospectus under Managing Your
                                                                                                      Account Value

20.           Underwriters                                                       Principal Underwriter/Distribution

                                                            (Continued)

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                             SAI Headings
              ------------                                                                             ------------

21.           Calculation of Performance Data                                    How Performance Data is Calculated

22.           Annuity Payments                                    Noted in Prospectus under Access to Account Value

23.           Financial Statements                                                                       Appendix A

                                                                                                     Part C Heading
                                                                                                     --------------

24.           Financial Statements and Exhibits                                                Financial Statements
                                                                                                       and Exhibits

25.           Directors and Officers of the Depositor                           Noted in Prospectus under Executive
                                                                                             Officers and Directors

26.           Persons Controlled by or Under                                               Persons Controlled By or
              Common Control with the                                                 Under Common Control with the
              Depositor or Registrant                                                       Depositor or Registrant

27.           Number of Contractowners                                                     Number of Contractowners

28.           Indemnification                                                                       Indemnification

29.           Principal Underwriters                                                         Principal Underwriters

30.           Location of Accounts and Records                                                 Location of Accounts
                                                                                                        and Records

31.           Management Services                                                               Management Services

32.           Undertakings                                                                             Undertakings

ASAP 2
                                                         1

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a flexible  premium  deferred  annuity (the "Annuity")  offered by American Skandia Life
Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The Annuity may be offered as an  individual annuity  contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the
Annuity and what you should  consider before  purchasing the Annuity.  We have also filed a Statement of Additional
Information  that is available  from us,  without  charge,  upon your  request.  The  contents of the  Statement of
Additional  Information  are  described  on page 54.  The  Annuity  or certain  of its  investment  options  and/or features  may not be  available  in all states.  Various  rights and  benefits  may differ  between  states to meet applicable  laws  and/or  regulations.  In  particular,  please  refer to Appendix D for a  description  of certain provisions  that  apply  to  Annuities  sold  to  New  York  residents.  Certain  terms  are  capitalized  in  this prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

===================================================================================================================
American Skandia offers several  different  annuities which your financial  professional may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial situation,  your  age and how  you  intend  to use  the  annuity.  The  different  features  and  benefits  include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be  subject  to if you  choose to  surrender  the  annuity.  The fees and  charges  may also be  different between each annuity.
===================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender the Annuity or take a partial  withdrawal.  You  should  consider  your need to access  the  annuity's  account  value  and  whether  the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  planning.  It may be used as an investment  vehicle for "qualified"
investments,  including an IRA, SEP-IRA,  Roth IRA or Tax Sheltered Annuity (or 403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity  allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a "non-qualified"  investment,  you generally are not taxed on any investment gains the Annuity earns until you make a withdrawal or begin to receive annuity  payments.  This feature,  referred to as
"tax-deferral",  can be  beneficial  to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains  each year  remains  invested  and can earn  additional  money.  However, because the Annuity is designed for long-term  retirement  savings, a 10% penalty tax may be applied on withdrawals you make  before you reach age 59 1/2.  Annuities  purchased  as a  non-qualified  investment  are not  subject to the maximum  contribution  limits that may apply to a  qualified  investment,  and are not subject to required  minimum distributions after age 701/2.

When an Annuity is purchased as a  "qualified"  investment,  you should  consider that the Annuity does not provide any additional tax advantages to the preferential  treatment  already  available through your retirement plan under the Internal  Revenue Code.  An Annuity may offer  features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime income options,  and the ability to make transfers between numerous variable  investment  options offered under the
Annuity.  You should consult with your financial  professional as to whether the overall  benefits and costs of the
Annuity are appropriate considering your overall financial plan.

-------------------------------------------------------------------------------------------------------------------
These  annuities  are NOT deposits or  obligations  of, or issued,  guaranteed  or endorsed  by, any bank,  are NOT insured or guaranteed  by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal
Reserve Board or any other agency.  An investment in this annuity  involves  certain  investment  risks,  including possible loss of principal.
-------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                   FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
ASAP2-PROS- (05/2001)                                                                                                     ASAPIIPROS

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X|      The Annuity is a "flexible  premium deferred  annuity." It is called  "flexible  premium" because you have considerable  flexibility  in the  timing  and  amount of premium  payments.  Generally,  investors  "defer"
       receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both  variable and fixed  investment  options.  If you allocate your Account Value to variable  investment  options,  the  value of your  Annuity  will  vary  daily  to  reflect  the  investment performance  of the underlying  investment  options.  Fixed  investment  options of different  durations are offered that are  guaranteed  by us, but may have a Market  Value  Adjustment  if you withdraw  your Account
       Value before the Maturity Date.
|X|      The Annuity  features two distinct  phases - the  accumulation  period and the payout  period.  During the accumulation  period your Account  Value is  allocated to one or more  underlying  investment  options.  The variable  investment  options,  each a Class 1 Sub-account of American  Skandia Life  Assurance  Corporation
       Variable Account B, invest in an underlying  mutual fund portfolio.  Currently,  portfolios of the following underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable Series, Wells Fargo
       Variable Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  Evergreen Variable Annuity
       Trust, ProFunds VP and First Defined Portfolio Fund LLC.
|X|      During the payout period,  commonly called  "annuitization," you can elect to receive annuity payments (1)
       for life; (2) for life with a guaranteed minimum number of payments;  (3) based on joint lives; or (4) for a guaranteed number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced level of protection for your beneficiary(ies) for an additional charge.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any charges.  Other product features allow you to access your Account Value as necessary,  although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of  charge.  We also offer  several  programs  that  enable you to manage  your  Account  Value as your financial needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through  licensed,  registered  financial  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial  purchase  payment provided you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least  $1,000.  There is no age  restriction  to purchase the Annuity.  However,  the basic Death  Benefit provides greater protection for persons under age 90.

-------------------------------------------------------------------------------------------------------------------
                                                 Mailing Addresses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

New Business/Additional Purchase Payments:                                                                      Exchange Paperwork:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7040                                                                                                         P.O. Box 7039
Bridgeport, CT  06601-7040                                                                               Bridgeport, CT  06601-7039
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
All other correspondence:                                                                                   Express/Overnight Mail:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
-------------------------------------------------------------------------------------------------------------------
P.O. Box 7038                                                                                                 Three Corporate Drive
Bridgeport, CT  06601-7038                                                                                       Shelton, CT  06484
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                                 GLOSSARY OF TERMS

Many terms used within this  Prospectus are described  within the text where they appear.  The description of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date, plus any earnings,  and/or less any losses,  distributions  and charges.  The Account Value is calculated before we assess any applicable  Contingent  Deferred Sales Charge  ("CDSC") and/or any Annual  Maintenance  Fee. The Account
Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine
Account  Value for your entire  Annuity.  The Account  Value of each Fixed  Allocation  on other than its  Maturity
Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account  Value to one of the  available  annuity  options  to begin  receiving periodic  payments for life,  for a  guaranteed  minimum  number of payments or for life with a guaranteed  minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month  period  commencing on the Issue Date of the Annuity and each  successive  12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account Value that is to be credited a fixed rate of interest for a specified
Guarantee Period during the accumulation period.

Guarantee  Period:  A period of time during the  accumulation  period where we credit a fixed rate of interest on a
Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation on any date other than the Maturity  Date. The Interim Value is equal to the initial value  allocated to the Fixed  Allocation plus all interest  credited to the Fixed  Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed Allocation on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an  Annuity  issued as an  individual  annuity  contract,  the Owner is either an  eligible  entity or person  named as having  ownership  rights in  relation to the  Annuity.  With an Annuity  issued as a  certificate under a group  annuity  contract,  the  "Owner"  refers to the person or entity  who has the  rights  and  benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available  upon  surrender  prior to the Annuity  Date. It equals the
Account Value as of the date we price the surrender minus any applicable CDSC,  Annual  Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange  is open for  trading or any other day the  Securities  and
Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against your
Annuity while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee,  Transfer
Fee and the Tax Charge.  The charge  that is assessed  against the  variable  investment  options is the  Insurance
Charge,  which is the  combination  of a mortality and expense risk charge and a charge for  administration  of the
Annuity.  Each  underlying  mutual  fund  portfolio  assesses  a charge  for  investment  management  and for other expenses.  The prospectus for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  funds.  In certain  states,  a premium  tax charge  may be  applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
         FEE/EXPENSE                                 DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                Yr. 1    Yr. 2   Yr. 3    Yr. 4   Yr. 5   Yr. 6   Yr. 7   Yr. 8+
Contingent Deferred Sales                                                                                   Upon Surrender or
Charge                                                                                                     Partial Withdrawal

------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                 7.5%     7.0%    6.0%    5.0%     4.0%    3.0%    2.0%    0.0%

------------------------------- -------- ------- ------- -------- ------- ------- ------- -------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable purchase
                                  payment. The period is measured from the date each purchase payment is allocated
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the
"Insurance Charge" elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                        OPTIONAL DEATH BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.30% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each  underlying
Portfolio as of December  31,  2000,  except as noted.  The total  annual  expenses  are the sum of the  investment management  fee,  other  expenses  and any 12b-1 fees.  Each  figure is stated as a  percentage  of the  underlying
Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the management fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the management  fee and/or other  expenses is being waived and/or  reimbursed.  Any  footnotes  about  expenses  appear after the list of all the  portfolios.  Those  portfolios  whose name  includes the prefix "AST" are  portfolios of
American  Skandia Trust.  The underlying  mutual fund portfolio  information was provided by the underlying  mutual funds  and  has  not  been  independently  verified  by us.  See  the  prospectuses  or  statements  of  additional information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.
                                             TO BE FILED BY AMENDMENT
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: (2)
  AST Founders Passport
  AST Scudder Japan
  AST AIM International Equity
  AST Janus Overseas Growth
  AST American Century International Growth
  AST American Century International Growth II
  AST MFS Global Equity
  AST Janus Small-Cap Growth
  AST Scudder Small-Cap Growth
  AST Federated Aggressive Growth
  AST Lord Abbett Small Cap Value
  AST Gabelli Small-CapValue
  AST Janus Mid-Cap Growth
  AST Neuberger Berman Mid-Cap Growth
  AST Neuberger Berman Mid-Cap Value
  AST Alger All-Cap Growth
  AST Gabelli All-Cap Value
  AST Kinetics Internet
  AST AIM Dent Demographic Trends
  AST T. Rowe Price Natural Resources
  AST Alliance Growth
  AST MFS Growth
  AST Marsico Capital Growth
  AST JanCap Growth
  AST Janus Strategic Value
  AST Alliance/Bernstein Growth + Value
  AST Sanford Bernstein Core Value
  AST Cohen & Steers Realty
  AST Sanford Bernstein Managed Index 500
  AST American Century Income & Growth
  AST Alliance Growth and Income
  AST MFS Growth with Income
  AST INVESCO Equity Income
  AST AIM Balanced
  AST American Century Strategic Balanced
  AST T. Rowe Price Asset Allocation
  AST T. Rowe Price Global Bond
  AST Federated High Yield
  AST Lord Abbett Bond-Debenture
  AST PIMCO Total Return Bond
  AST PIMCO Limited Maturity Bond
  AST Money Market
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets

Wells Fargo Variable Trust:
  Equity Income
  Equity Value

Rydex Variable Trust:
  Nova
  Ursa
  OTC

INVESCO Variable Investment Funds, Inc.:
  Technology
  Health Sciences
  Financial Services
  Telecommunications
  Dynamics

Evergreen Variable Annuity Trust:
  Global Leaders
  Special Equity

ProFund VP:
  Europe 30
  UltraSmall-Cap
  UltraOTC
  OTC
  Bear
  Bull Plus
  Biotechnology
  Energy
  Financial
  Healthcare
  Real Estate
  Technology
  Telecommunications
  Utilities

First Defined Portfolio Fund LLC:
First Trust(R)10 Uncommon Values
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2001.  The caption "Total Annual Fund  Operating  Expenses"  reflects the
     Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual Fund
     Operating Expenses" reflects the effect of such waivers and reimbursements.
2        American  Skandia Trust (the "Trust")  adopted a Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company  Act of 1940 to permit an  affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the
     Trust,  and to use these  commissions  to promote the sale of shares of such  Portfolios.  While the brokerage commission  rates and amounts paid by the various  Portfolios  are not expected to increase as a result of the
     Distribution  Plan,  the staff of the Securities and Exchange  Commission  takes the position that  commission
     amounts  received  under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the
     Portfolios.  The  Distribution  Fee  estimates  are  derived and  annualized  from data  regarding  commission amounts  directed to the  affiliate  under the  Distribution  Plan for the period  ended  December  31,  1999.
     Although  there is no maximum  commission  amount  allowable,  actual  commission  amounts  directed under the
     Distribution  Plan will  vary and the  amounts  directed  during  the first  full  fiscal  year of the  Plan's operations may differ substantially from the annualized amounts listed in the above chart.

                                        FOOTNOTES TO BE FILED BY AMENDMENT

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various costs and expenses you will incur with the
Annuity  over  certain  periods of time  based on  specific  assumptions.  The  examples  reflect  expenses  of our
Sub-accounts,  as well as those of the underlying  mutual fund portfolios.  The Securities and Exchange  Commission
("SEC") requires these examples.

The examples  shown  assume that:  (a) you only  allocate  Account  Value in the  Sub-accounts;  (b) the  Insurance
Charge is  assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee is  reflected  as a charge  equal to 0.05%
based on an assumed  average  contract  size; (d) you make no withdrawals of Account Value during the period shown;
(e) you make no  transfers,  withdrawals,  surrender or other  transactions  that we charge a fee during the period shown;  (f) no tax charge  applies;  and (g) the  expenses  throughout  the period for the  underlying  mutual fund portfolios  will be the "Net Annual Fund Operating  Expenses," as shown above in the section  entitled  "Underlying
Mutual Fund Portfolio Annual Expenses."

These examples do not reflect the charge for either  optional  Death Benefit that is offered under the Annuity.  If you purchase the Annuity with an optional Death  Benefit,  this charge is deducted on an annual basis in arrears in addition to the  amounts  shown  below.  Please see the example of how we charge for the  optional  Death  Benefits following these tables.

THE EXAMPLES ARE ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION  OF PAST OR FUTURE EXPENSES OF
THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ------- ----------------------------------------
                                       If you  surrender  your Annuity at the end of           If you do not surrender your Annuity
                                       the  applicable  time  period,  you would pay           at the end of the applicable time
                                       the   following    expenses   on   a   $1,000           period or begin taking annuity
                                       investment,  assuming  5%  annual  return  on           payments at such time, you would pay
                                       assets:                                                 the following expenses on a $1,000
                                                                                               investment, assuming 5% annual return
                                                                                               on assets:
                                       ---------------------------------------------- ------- ----------------------------------------

                                           EXPENSE EXAMPLES TO BE FILED BY AMENDMENT

                                                        After:                                             After:
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
--------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Founders Passport
AST Scudder Japan
AST AIM International Equity
AST Janus Overseas Growth
AST American Century International Growth
AST American Century  International  Growth
II
AST MFS Global Equity
AST Janus Small-Cap Growth
AST Scudder Small-Cap Growth
AST Federated Aggressive Growth
AST Lord Abbett Small Cap Value
AST Gabelli Small-Cap Value
AST Janus Mid-Cap Growth
AST Neuberger Berman Mid-Cap Growth
AST Neuberger Berman Mid-Cap Value
AST Alger All-Cap Growth
AST Gabelli All-Cap Value
AST Kinetics Internet
AST AIM Dent Demographic Trends
AST T. Rowe Price Natural Resources
AST Alliance Growth
AST MFS Growth
AST Marsico Capital Growth
AST JanCap Growth
AST Janus Strategic Value
AST Alliance/Bernstein Growth + Value
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

After:                                                                                 After:
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Sanford Bernstein Core Value
AST Cohen & Steers Realty
AST Sanford Bernstein Managed Index 500
AST American Century Income & Growth
AST Alliance Growth and Income
AST MFS Growth with Income
AST INVESCO Equity Income
AST AIM Balanced
AST American Century Strategic Balanced
AST T. Rowe Price Asset Allocation
AST T. Rowe Price Global Bond
AST Federated High Yield
AST Lord Abbett Bond-Debenture
AST PIMCO Total Return Bond
AST PIMCO Limited Maturity Bond
AST Money Market

MV Emerging Markets

WFVT Equity Income
WFVT Equity Value

Rydex Nova
Rydex Ursa
Rydex OTC

INVESCO VIF Technology
INVESCO VIF Health Sciences
INVESCO VIF Financial Services
INVESCO VIF Telecommunications
INVESCO VIF Dynamics

Evergreen VA Global Leaders
Evergreen VA Special Equity

ProFund VP Europe 30
ProFund VP UltraSmall-Cap
ProFund VP UltraOTC
ProFund VP OTC
ProFund VP Bear
ProFund VP Bull Plus
ProFund VP Biotechnology
ProFund VP Energy
ProFund VP Financial
ProFund VP Healthcare
ProFund VP Real Estate
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP Utilities

First Trust(R)10 Uncommon Values
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

Expenses For Optional Death Benefits

Enhanced Beneficiary Protection Death Benefit
If you purchase the Enhanced  Beneficiary  Protection Optional Death Benefit, an annual charge of 0.25% is deducted from your  Annuity's  Account  Value.  The charge will be based on the Account  Value of the  Sub-accounts  and any
Fixed  Allocations  as of the date the charge is  deducted.  Below is an example of how the charge for the Optional
Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Since charges for the Optional  Death Benefit are determined  based on a percentage of Account Value,  you will pay more for this  benefit  if your  Account  Value  increases.  The  value of the  Optional  Death  Benefit  will also increase  as the  Account  Value  increases.  However,  the  Optional  Death  Benefit is also  subject to a maximum benefit.  See the section  entitled  "Optional  Death  Benefits"  for a  description  of the  Enhanced  Beneficiary
Protection Optional Death Benefit.

Guaranteed Minimum Death Benefit
If you purchase the Guaranteed Minimum Death Benefit, an annual charge of 0.30% is deducted from your Annuity's
Account Value.  The charge will be based on the current Death Benefit under the Guaranteed Minimum Death Benefit as of the date the charge is deducted.  Below is an example of how the charge for the Guaranteed Minimum Death
Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500
Current Death Benefit:              $13,000

Cost of Optional Death Benefit      0.30% X Current Death Benefit = $39.00 per year

The charge for optional Death Benefits is deducted in addition to the Insurance Charge which is deducted on a daily basis from the Account Value allocated to the Sub-accounts.  The charge for the optional Death Benefits is deducted in arrears on each anniversary of the Issue Date of the Annuity or, if you terminate the optional Death
Benefit or surrender your Annuity, on the date the termination or surrender is effective.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable
Account B (see "What are Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should  carefully read the  prospectus  for any Portfolio in which you are  interested.  The following chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a description  of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in determining which Portfolios may be of interest to you.  There is no guarantee  that any  underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those portfolios whose name  includes the prefix  "AST" are  portfolios  of American  Skandia  Trust.  The  investment  manager for AST is
American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  an  affiliated  company  of  American  Skandia.
However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio  advisor or sub-advisor  as a retail mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.
Certain  retail  mutual funds may also have been modeled  after a Portfolio.  While the  investment  objective  and policies  of the funds may be  substantially  similar,  the actual  investments  made by the funds  will  differ to varying  degrees.  Differences  in the  performance  of the  funds  can be  expected,  and in some  cases  could be substantial.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

===================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as
Sub-accounts  under the  Annuity.  Owners  of  Annuity  contracts  issued  on or after  March 16,  2001 will not be allowed  to  allocate  Account  Value to the Rydex  Nova,  Rydex  Ursa or Rydex OTC  Sub-accounts.  Except as noted
below, Owners of Annuity contracts issued before March 16, 2001, and/or their authorized  financial  professionals, will no longer be able to allocate  additional  Account Value or make transfers into the Rydex Nova,  Rydex Ursa or
Rydex OTC  Sub-accounts.  Contract Owners and/or their  authorized  financial  professionals  who elect to transfer
Account  Value out of the Rydex  Sub-accounts  on or after March 16,  2001 will not be allowed to transfer  Account
Value into the Rydex  Sub-accounts at a later date.  Bank drafting,  dollar cost  averaging,  asset  allocation and rebalancing  programs  that were  effective  on or  before  March 16,  2001 and  included  one or more of the Rydex
Sub-accounts  will be allowed to continue.  However,  no changes  involving the Rydex  Sub-accounts  may be made to such programs.

American  Skandia  intends to file an application  with the  Securities  and Exchange  Commission to substitute the
Rydex Nova,  Rydex Ursa and Rydex OTC  Sub-accounts  with  corresponding  portfolios  of ProFunds  VP. The proposed substitution  will not affect your rights or our obligations  under the Annuity.  Those Contract Owners effected by the proposed  substitution  will receive  additional  information  from American  Skandia  notifying  them of their rights under the SEC Exemptive Order once received.
===================================================================================================================

Please refer to Appendix B for certain  required  financial  information  related to the historical  performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.

       BOND
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities,
                    provinces and  municipalities.  Corporate bonds may also be purchased.  The  Sub-advisor  bases      T. Rowe Price
   GLOBAL BOND      its investment  decisions on fundamental  market factors,  currency trends, and credit quality.   International, Inc.
                    The Portfolio generally invests in countries where the combination of fixed-income  returns and currency  exchange rates appears  attractive,  or, if the currency trend is unfavorable,  where the  Sub-advisor  believes  that  the  currency  risk can be  minimized  through  hedging.  The
                    Portfolio may also invest up to 20% of its assets in the  aggregate in below  investment-grade, high-risk bonds ("junk bonds").
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
  EQUITY INCOME
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets invested in securities that are selling at reasonable prices in relation to     Management L.P.
                    their  value.  The stocks  that the  Portfolio  will  normally  invest in are those of seasoned companies that are expected to show above-average  growth and that the Sub-advisor believes are in sound financial condition.

      GROWTH
        &
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary
                    objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital     American Century
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer        Investment
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique     Management, Inc.
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
                    assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible      Massachusetts
                    securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will    Financial Services
                    pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio         Company
                    generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Sanford  Bernstein  Managed Index 500 (f/k/a AST Bankers Trust Managed Index 500): seeks to outperform  the  Standard & Poor's 500  Composite  Stock Price  Index (the "S&P 500(R)")  through stock selection  resulting in different  weightings of common stocks relative to the index. The
                    Portfolio  will invest  primarily in the common  stocks of companies  included in the S&P 500(R).
                    In seeking to  outperform  the S&P 500,  the  Sub-advisor  starts  with a  portfolio  of stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform       & Co., Inc.
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth (f/k/a AST Oppenheimer  Large-Cap Growth):  seeks long-term capital growth.
                    The  Portfolio  invests at least 85% of its total assets in the equity  securities of a limited
                    number of large,  carefully  selected,  high-quality  U.S.  companies that are judged likely to     Alliance Capital
                    achieve superior  earnings growth.  Normally,  about 40-60 companies will be represented in the     Management L.P.
                    Portfolio,  with the 25 companies most highly regarded by the Sub-advisor usually  constituting approximately  70% of the  Portfolio's  net  assets.  An  emphasis  is  placed  on  identifying companies whose substantially above average prospective  earnings growth is not fully reflected in current market valuations.

    LARGE CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
    LARGE CAP       companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor
      EQUITY        then looks for individual  companies with earnings growth  potential that may not be recognized
     (Cont.)        by the market at large. This is called "bottom up" stock selection.

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
NATURAL RESOURCES   invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
      ALL-CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be
  MID-CAP EQUITY    recognized by the market at large.

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.

  MID-CAP EQUITY
      (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Dynamics:  seeks  securities that will increase in value over the long term.  The  Portfolio  invests in a variety of  securities  which are believed to present  opportunities for capital growth - primarily common stocks of companies traded on U.S.
                    securities exchanges,  as well as over-the-counter.  The Portfolio also may invest in preferred
                    stocks and debt instruments  that are convertible into common stocks,  as well as in securities   INVESCO Funds Group,
                    of foreign  companies.  In  general,  the  Portfolio  invests in  securities  of  companies  in           Inc.
                    industries  that are growing  globally  and usually  avoids  stocks of  companies  in cyclical, mature or slow-growing  industries or economic sectors. The Portfolio seeks to invest in stocks of leading  companies  in  attractive  markets or  industries,  or emerging  leaders  that have developed a new competitive advantage.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are
                    trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or    Wells Fargo Funds
                    against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the     Management, LLC
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual      Janus Capital
                    gross revenues of less than $500 million.                                                             Corporation
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e., those having a market  capitalization of $1.5 billion or less at the      Scudder Kemper
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett Small Cap Value:  seeks  long-term  capital  appreciation.  The Portfolio  will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,    Lord, Abbett & Co.
                    less well-known  companies (with market  capitalizations  of less than $2 billion)  selected on the basis of fundamental investment analysis.

    SMALL CAP
      EQUITY
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return greater  than  broad  stock  market  indices  such as the  Russell  2000(R)Index  by  investing
                    principally  in  a  diversified   portfolio  of  common  stocks  of  domestic  companies.   The
                    Portfolio's  investment advisor  principally chooses companies which it expects will experience   Meridian Investment
                    growth in earnings and price,  and which have small market  capitalizations  (under $1 billion)         Company
                    and medium market  capitalizations  (between $1 billion and $5 billion). The Portfolio may also invest in companies that have large market capitalizations (over $5 billion).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests at least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the     Evergreen Asset
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     Management Corp.
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual revenues of $1 billion or less.  These  securities may represent  companies in both established
                    and emerging  economies  throughout  the world.  At least 65% of the  Portfolio's  total assets      Founders Asset
                    normally  will be invested in foreign  securities  representing  a minimum of three  countries.      Management LLC
                    Foreign securities are generally  considered to involve more risk than those of U.S. companies, and  securities  of smaller  companies  are  generally  considered  to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30 Index ("PEI") is a combined  measure of
                    European stock performance  created by the investment advisor from the leading stock indexes of
                    Europe's three largest  economies  giving equal weight to each index each day. The PEI averages the daily results of The Financial  Times Stock Exchange 100, The Deutsche  Aktienindex and the
                    CAC-40.  The Portfolio  principally  invests in futures  contracts on stock indexes and options   ProFund Advisors LLC
                    on futures  contracts  and  financial  instruments  such as equity  caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization,  widely  traded,  European
                    stocks.  The  Portfolio  invests  in  financial   instruments  with  values  that  reflect  the
                    performance of stocks of European companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
-------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery Variable Series - Emerging Markets:  seeks capital appreciation,  which under normal
                    conditions  it seeks by  investing  at least 65% of its total  assets in equity  securities  of     Montgomery Asset
 EMERGING MARKETS   companies in countries  having  emerging  markets.  Under normal  conditions,  investments  are     Management, LLC
                    maintained  in at least  six  emerging  market  countries  at all times and no more than 25% of total assets are invested in any one emerging market country.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFunds  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.

      SECTOR

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved  in  the  financial  services  sector.  This  sector  includes,  among  others,  banks
                    (regional  and  money-centers),   insurance  companies  (life,   property  and  casualty,   and   INVESCO Funds Group,
                    multiline),  and investment and miscellaneous industries (asset managers,  brokerage firms, and           Inc.
                    government-sponsored  agencies).  The investment  advisor seeks companies which it believes can grow their  revenues  and  earnings  regardless  of the interest  rate  environment  - although securities prices of financial services companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  at least 80% of its  assets in the  equity  securities  of  companies  that develop,  produce or distribute  products or services  related to health care. These industries
                    include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  health care   INVESCO Funds Group,
                    facilities,  and applied  research and development of new products or services.  The investment           Inc.
                    advisor attempts to blend well-established  healthcare firms with faster-growing,  more dynamic health  care  companies,  which have new  products  or are  increasing  their  market  share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests at least 80% of its assets in the equity  securities of companies  engaged in
                    technology-related   industries.  These  include,  but  are  not  limited  to,  communications,   INVESCO Funds Group,
                    computers,  video, electronics,  oceanography,  office and factory automation,  and robotics. A           Inc.
                    core portion of the Portfolio's  holdings are invested in market-leading  technology  companies which the investment  advisor  believes will maintain or improve their market share  regardless of overall conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that are primarily engaged in the design, development,  manufacture,  distribution,  or sale of
                    communications  services  and  equipment,  and  companies  that  are  involved  in  developing,   INVESCO Funds Group,
                    constructing,  or operating communications  infrastructure projects throughout the world, or in           Inc.
                    supplying  equipment or services to such  companies.  The  telecommunications  sector  includes companies that offer telephone services,  wireless  communications,  satellite  communications, television  and movie  programming  and  broadcasting.  Normally,  the Portfolio will invest at least 65% of its assets in companies  located in at least three different  countries,  although
                    U.S. issuers will often dominate the holdings.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results that correspond to the performance of the Dow Jones U.S.  Biotechnology  Index  ("Index").  The Index measures the  performance of
                    the biotechnology  sector of the U.S. equity market.  The Portfolio invests primarily in equity   ProFund Advisors LLC
                    securities of, or in instruments that provide exposure to,  biotechnology  companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies represented  in this  sector  may  include  companies  that may be newly  formed  and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily  investment  results that  correspond to the performance of the
                    Dow Jones U.S.  Energy  Sector  Index  ("Index").  The Index  measures the  performance  of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily  investment  results that  correspond to the  performance of the Dow Jones U.S.  Financial  Sector Index  ("Index").  The Index measures the  performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Healthcare:  seeks daily  investment  results that  correspond to the performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance of the healthcare  sector of the U.S.  equity market.  The Portfolio  invests  primarily in equity
                    securities  of,  or  in  instruments   that  provide   exposure  to,  health  care   providers,   ProFund Advisors LLC
                    biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real Estate:  seeks daily  investment  results that correspond to the performance of the Dow Jones U.S.  Real Estate Index  ("Index").  The Index  measures the  performance  of the real estate  industry  sector of the U.S.  equity market.  The Portfolio  invests  primarily in
                    equity  securities of, or in instruments  that provide  exposure to, hotel and resort companies   ProFund Advisors LLC
                    and real  estate  investment  trusts  (REITs)  that  invest in  apartments,  office  and retail properties.  REITs are passive  investment  vehicles that invest primarily in  income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily  investment  results that  correspond to the performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S.  equity market.  The Portfolio  invests  primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Telecommunications:   seeks  daily  investment  results  that  correspond  to  the performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
      SECTOR        communications.
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily  investment  results that  correspond to the  performance of the Dow Jones U.S.  Utilities  Sector Index  ("Index").  The Index measures the  performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the
     STRATEGY       greatest  potential for capital  appreciation  during the next year.  The stock  selection date   First Trust Advisors
                    for the  Portfolio is on or about July 1st of each year.  The holdings for the  Portfolio  will           L.P.
                    be  adjusted  annually  on or  about  July 1st in  accordance  with the  selections  of  Lehman
                    Brothers.  At that time,  the percentage  relationship  among the shares of each issuer held by the  Portfolio  is  established.  Through  the next  one-year  period that  percentage  will be maintained as closely as practicable  when the Portfolio makes  subsequent  purchases and sales of the securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraOTC:  seeks daily  investment  results  that  correspond  to twice  (200%) the performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when
   STRATEGIC OR     such prices decline on that day.
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to  twice  (200%)  the  performance  of the  Russell  2000(R)Index.  The  Portfolio
                    principally  invests in futures contracts on stock indexes and options on futures contracts and   ProFund Advisors LLC
                    financial instruments such as equity caps, collars,  floors and options on securities and stock indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of diverse,  widely traded,  large  capitalization  companies.  If the  Portfolio  is  successful  in  meeting  its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will decrease in direct  proportion to any increase in the level of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%) the  performance  of the S&P(R)500 Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  gain  approximately  one and a half  times as much as the S&P 500(R)Index   ProFund Advisors LLC
                    when the prices of the  securities  in the S&P 500(R)Index rise on a given day and should  lose approximately one and a half times as much when such prices decline on a given day.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
-------------------                                                                                                  -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC:  seeks daily  investment  results that  correspond  to the  performance  of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization   ProFund Advisors LLC
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent
                    in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the    PADCO Advisors II,
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the           Inc.
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  - Ursa:  seeks  to  provide  investment  results  that  will  inversely correlate  (e.g. be the opposite) to the performance of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures
                    contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities    PADCO Advisors II,
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares           Inc.
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  - OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark  for  over-the-counter  securities,  currently  the NASDAQ 100 Index(TM),  by  investing principally  in the  securities  of companies  included in that Index.  The  Portfolio may also
                    invest in other  instruments  whose performance is expected to correspond to that of the Index,    PADCO Advisors II,
                    and may engage in futures and options  transactions.  If the Portfolio  meets its objective the           Inc.
                    value of its  shares  will tend to  increase  by the amount of the  increase  in the NASDAQ 100
                    Index(TM).  However,  when the value of the NASDAQ 100  Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks  of the  McGraw-Hill
Companies,  Inc.  and have been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The
Portfolio  is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's and  Standard & Poor's  makes no representation regarding the advisability of investing in the Portfolio.

The First  Trust(R)10 Uncommon  Values  portfolio  is not  sponsored or created by Lehman  Brothers,  Inc.  ("Lehman
Brothers").  Lehman  Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10 Uncommon  Values" which is  determined,  composed and calculated by Lehman
Brothers without regard to First Trust or the First Trust(R)10 Uncommon Values portfolio.

Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP.  The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We  offer  fixed  investment  options  of  different   durations  during  the  accumulation   phase.  These  "Fixed
Allocations"  earn a  guaranteed  fixed rate of interest  for a  specified  period of time,  called the  "Guarantee
Period."  In most  states,  we offer Fixed  Allocations  with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose Fixed  Allocations  for use with certain  optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee  Period.  However,  if you withdraw or transfer Account Value before the end of the  Guarantee  Period,  we will  adjust the value of your  withdrawal  or  transfer  based on a formula,  called a
"Market  Value  Adjustment."  The Market  Value  Adjustment  can either be positive or  negative,  depending on the rates that are currently being credited on Fixed  Allocations.  Please refer to the section  entitled "How does the
Market Value  Adjustment  Work?" for a description of the formula along with examples of how it is calculated.  You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?
(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred Sales Charge:  We may assess a Contingent  Deferred Sales Charge or CDSC if you surrender your
Annuity or when you make a partial  withdrawal.  The CDSC is calculated  as a percentage  of your Purchase  Payment being  surrendered  or withdrawn  during the  applicable  Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          7.5    7.0    6.0    5.0    4.0   3.0    2.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

Each  Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase
Payment is being  withdrawn  first so that the lowest CDSC is deducted from the amount  withdrawn.  After seven (7)
complete  years from the date you make a Purchase  Payment,  no CDSC will be assessed if you  withdraw or surrender that Purchase Payment.

Under certain  circumstances  you can withdraw a limited  amount of Account Value  without  paying a CDSC.  This is referred to as a "Free  Withdrawal." We may waive the CDSC under certain  medically-related  circumstances  or when taking  a  Minimum  Distribution  from  an  Annuity  purchased  as  a  "qualified"  investment.  Free  Withdrawals,
Medically-Related  Waivers and Minimum  Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Exceptions to the Contingent Deferred Sales Charge
We do not apply the CDSC  provision on Annuities  owned by: (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the  case  of an  affiliated broker-dealer,  registered  representative  of such company;  (c) a director,  officer or trustee of any underlying mutual  fund;  (d) a  director,  officer or  employee  of any  investment  manager,  sub-advisor,  transfer  agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing,  legal and/or  administrative  services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative of a broker-dealer or insurance  agency that has a then  current  selling  agreement  with us and/or  with  American  Skandia  Marketing,
Incorporated;  (f) a director,  officer,  employee or  authorized  representative  of any firm  providing us or our affiliates  with regular legal,  actuarial,  auditing,  underwriting,  claims,  administrative,  computer  support, marketing,  office or other  services;  (g) the then  current  spouse of any such person  noted in (b) through (f), above;  (h) the parents of any such person  noted in (b) through  (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such  person  noted in (b)  through  (h);  and (j) the  siblings  of any such persons noted in (b) through (h) above.

Annual  Maintenance  Fee:  During  the  accumulation  period  we  deduct  an Annual  Maintenance  Fee.  The  Annual
Maintenance  Fee is $30.00 or 2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be  deducted  annually  on the  anniversary  of the  Issue  Date of your  Annuity  or,  if you surrender  your Annuity  during the Annuity  Year,  the fee is deducted at the time of  surrender.  We may increase the Annual  Maintenance  Fee.  However,  any  increase  will only apply to  Annuities  issued after the date of the increase.

Optional  Death  Benefits:  If you elect to  purchase  either  optional  Death  Benefit,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain  circumstances  on a date other than the  anniversary  date.  Under  certain  circumstances,  we may deduct a pro-rata  portion of the annual  charge for the  optional  Death  Benefit.  Please  refer to the  section  entitled  "Death  Benefit"  for a description of the charge for each Optional Death Benefit.

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year.
We will charge  $10.00 for each transfer  after the  twentieth in each Annuity  Year. We do not consider  transfers made as part of a dollar cost  averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory service will be subject to the twenty-transfer limit.  However,  all  transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not subject to the Transfer Fee and are not counted toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable each
Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may  eliminate  the Transfer Fee for transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax Charges:  Several states and some municipalities  charge premium taxes or similar taxes. The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally  will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges  from each  Purchase  Payment at the time of a  withdrawal  or surrender of your Annuity or at the time you elect  to begin  receiving  annuity  payments.  We may  assess a charge  against  the  Sub-accounts  and the  Fixed
Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against  the  average  daily  assets  allocated  to the
Sub-accounts.  The charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate
American  Skandia for providing  the  insurance  benefits  under the Annuity,  including the Annuity's  basic death benefit that  provides  guaranteed  benefits to your  beneficiaries  even if the market  declines and the risk that persons  we  guarantee  annuity  payments  to will  live  longer  than our  assumptions.  The  charge  also  covers administrative  costs  associated  with  providing the Annuity  benefits,  including  preparation  of the contract, confirmation  statements,  annual account  statements  and annual  reports,  legal and  accounting  fees as well as various related expenses.  Finally,  the charge covers the risk that our assumptions about the  administrative  and non-mortality  expenses under this Annuity are incorrect.  We may increase the portion of the Insurance  Charge for administrative costs.  However, any increase will only apply to Annuities issued after the date of the increase.

American  Skandia  may make a profit on the  Insurance  Charge if,  over time,  the actual  cost of  providing  the guaranteed  insurance  obligations  under the Annuity are less than the amount we deduct for the Insurance  Charge.
To the extent we make a profit on the Insurance  Charge,  such profit may be used for any other corporate  purpose, including  payment of other expenses that American Skandia incurs in distributing,  issuing and  administering  the
Annuity.

The Insurance Charge is not deducted against assets allocated to a fixed  investment  option.  However,  the amount we credit to Fixed  Allocations may also reflect similar  assumptions  about the insurance  guarantees  provided to
Contract Owners under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may  apply.  More  detailed  information  about  fees  and  charges  can be  found  in  the  prospectuses  for  the
Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts, we also take into consideration  mortality,  expense,  administration,  profit and other factors in determining the interest  rates we credit to Fixed  Allocations.  Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value  Adjustment  may also apply to  transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain  states a tax is due if and when you  exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction  and on the annuity  payment option you select.  If you select a fixed  payment  option,  the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize.  There is no specific charge deducted from these  payments;  however,  the amount of each annuity payment reflects  assumptions  about our insurance  expenses.  If you select a variable payment option that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain fees and charges or alter the manner in which the  particular  fee or charge is deducted.  For  example,  we may  reduce  the  amount  of the CDSC or the  length  of time it  applies,  reduce  or eliminate  the  amount  of  the  Annual  Maintenance  Fee  or  reduce  the  portion  of the  Insurance  Charge  for administrative  costs.  Generally,  these types of changes will be based on a reduction  to our sales,  maintenance or  administrative  expenses due to the nature of the  individual  or group  purchasing  the  Annuity.  Some of the factors  we might  consider  in making  such a  decision  are:  (a) the size and type of group;  (b) the  number of
Annuities  purchased  by an Owner;  (c) the amount of  Purchase  Payments  or  likelihood  of  additional  Purchase
Payments;  and/or (d) other  transactions  where sales,  maintenance  or  administrative  expenses are likely to be reduced.  We will not  discriminate  unfairly  between Annuity  purchasers if and when we reduce the portion of the
Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial  Purchase
Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where  allowed  by law,  initial  Purchase  Payments  in  excess  of  $1,000,000  require  our  approval  prior  to acceptance.  We  may  apply  certain  limitations  and/or  restrictions  on  the  Annuity  as a  condition  of  our acceptance,  including limiting the liquidity features or the Death Benefit protection  provided under the Annuity, changing the number of transfers  allowable  under the Annuity or restricting the  Sub-accounts  that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Age Restrictions:  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides greater  protection  for persons  under age 90. You should  consider your need to access the value in your contract and whether the Annuity's  liquidity  features will satisfy that need. If you take a  distribution  prior to age 59
1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s),
Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The Owner(s)  holds all rights  under the Annuity.  You may name more than one Owner in which case
         -----
       all  ownership  rights are held  jointly.  However,  this Annuity does not provide a right of  survivorship.
       Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the  person we agree to make  annuity  payments  to and upon  whose life we
         ---------
       continue to make such  payments.  You must name an  Annuitant  who is a natural  person.  We do not accept a designation of joint Annuitants  during the accumulation  period.  Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent  Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of  "Considerations  for Contingent  Annuitants" in the Tax
       Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no
         -----------
       beneficiary is named the death benefit will be paid to you or your estate.

Your  right  to make  certain  designations  may be  limited  if  your  Annuity  is to be  used as an IRA or  other
"qualified"  investment  that is given  beneficial  tax  treatment  under the Code.  You should seek  competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change  the Owner,  Annuitant  and  Beneficiary  designations  by  sending us a request in  writing.  Where allowed by law,  such changes will be subject to our  acceptance.  Some of the changes we will not accept  include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified"  investments,  a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse
unless  you  elect  an  alternative   Beneficiary   designation.   Unless  you  elect  an  alternative  Beneficiary
designation,  upon the death of either spousal  Owner,  the surviving  spouse may elect to assume  ownership of the
Annuity  instead of taking the Death  Benefit  payment.  The Death Benefit that would have been payable will be the new  Account  Value of the  Annuity  as of the  date of due  proof of death  and any  required  proof of a  spousal relationship.  As of the date the  assumption  is  effective,  the  surviving  spouse  will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser of the same  attained age. For purposes of determining  any future Death  Benefit for the  surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC  will  apply  to the new  Account  Value.  However,  any  additional  Purchase
Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving  spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant,  the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account  Value of the Annuity as of the date of due proof of death of the  Annuitant
(and any  required  proof of the spousal  relationship)  will reflect the amount that would have been payable had a
Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  Depending on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel  period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the applicable  period,  we will refund your current Account Value plus any tax charge  deducted.  This  amount  may be higher or lower than your  original  Purchase  Payment.  Where required  by law, we will  return  your  current  Account  Value or the amount of your  initial  Purchase  Payment, whichever  is  greater.  The same rules may apply to an  Annuity  that is  purchased  as an IRA.  In any  situation where we are  required  to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your
Account  Value to the AST  Money  Market  Sub-account  during  the  right to  cancel  period  and for a  reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount that we accept as an additional  Purchase  Payment is $100 unless you  participate  in American
Skandia's  Systematic  Investment  Plan or a periodic  purchase  payment  program.  We will allocate any additional
Purchase  Payments  you make  according  to your most  recent  allocation  instructions,  unless  you  request  new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your
              ----------
bank account and applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank  drafting  program  "American  Skandia's  Systematic  Investment  Plan."  Purchase  Payments made through bank drafting may only be allocated  to the variable  investment  options  when  applied.  Bank  drafting  allows you to invest in an Annuity with a lower initial Purchase  Payment,  as long as you authorize  payments that will equal at least $1,000  during the first 12 months of your  Annuity.  We may suspend or cancel bank  drafting  privileges  if sufficient  funds are not available  from the  applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These  types of  programs  are only  available  with  certain  types of  qualified  investments.  If your  employer sponsors such a program,  we may agree to accept periodic  Purchase  Payments through a salary reduction program as long as the allocations are made only to variable  investment  options and the periodic  Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase
Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.
The net  Purchase  Payment  is your  initial  Purchase  Payment  minus  any tax  charges  that may  apply.  On your application  we ask you to provide us with  instructions  for  allocating  your  Account  Value.  You can  allocate
Account Value to one or more variable investment options or Fixed Allocations.

In those  states  where we are required to return your  Purchase  Payment if you exercise  your right to return the
Annuity,  we initially  allocate all amounts that you choose to allocate to the variable  investment options to the
AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your  Account  Value according to your most recent  allocation  instructions.  Where  permitted by law, we will  allocate  your Purchase
Payments  according  to  your  initial  instructions,  without  temporarily  allocating  to the  AST  Money  Market
Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver"  that  authorizes  us to allocate your  Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return  waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value which may be more or less  than your  initial  Purchase  Payment  (see  "May I Return  the  Annuity  if I Change my
Mind?").

Subsequent  Purchase  Payments:  We will  allocate any  additional  Purchase  Payments  you make  according to your current  allocation  instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation should conform with such a program.  We assume that your current  allocation  instructions are valid for subsequent
Purchase  Payments until you make a change to those  allocations or request new  allocations  when you submit a new
Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the  accumulation  period you may transfer  Account  Value  between  investment  options.  Transfers are not subject to taxation on any gain. We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an  unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you allocate  Account  Value to at the time of any  allocation  or  transfer.  If you request a transfer  and,  as a result of the  transfer,  there would be less than $500 in the  Sub-account,  we may transfer the  remaining  Account Value in the  Sub-account  pro rata to the other  investment  options to which you transferred.

We may impose  specific  restrictions on financial  transactions  for certain  Portfolios  based on the Portfolio's investment  restrictions.  Currently,  any  purchase,  redemption  or transfer  involving  the Rydex or ProFunds VP
Sub-accounts  must be  received  by us no later than one hour  prior to any  announced  closing  of the  applicable securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be  processed  on the current  Valuation  Day.  The
"cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account will be extended to1/2 hour prior to any announced closing (generally,  3:30 p.m. Eastern time) for transactions submitted  electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we  charge  $10.00  for each  transfer  after the  twentieth  (20th) in each  Annuity  Year,  including transfers  made as part of any  rebalancing,  market  timing,  asset  allocation or similar  program which you have authorized.  Transfers  made as part of a dollar  cost  averaging  program  do not count  toward  the  twenty  free transfer  limit.  Renewals  or  transfers  of Account  Value from a Fixed  Allocation  at the end of its  Guarantee
Period are not subject to the transfer  charge.  We may reduce the number of free transfers  allowable each Annuity
Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to
transmit  your  transfer  requests.   We  may  eliminate  the  Transfer  Fee  for  transfer  requests   transmitted
electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any  Annuity  Year for all  existing  or new Owners.  We also reserve the right to limit the number of  transfers in any Annuity Year or to refuse any transfer  request for an Owner or certain Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are  informed by one or more of the  Portfolios  that the  purchase  or  redemption  of shares  must be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above  could  occur  would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large proportion of the total assets of a particular  Portfolio.  Under such a  circumstance,  we will process  transfers according  to our rules then in effect  and  provide  notice if the  transfer  request  was  denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes.  We offer  Dollar  Cost  Averaging  during  the  accumulation  period.  Dollar  Cost  Averaging  allows you to systematically  transfer an amount each month from one investment  option to one or more other investment  options.
You can choose to transfer  earnings only,  principal plus earnings or a flat dollar amount.  Dollar Cost Averaging allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)
you invest in.  This  enables  you to  purchase  more units when the market  price is low and fewer  units when the market  price  is  high.  This  may  result  in a lower  average  cost of units  over  time.  However,  there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost  Averaging  from
Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE: When a Dollar Cost Averaging  program is established from a Fixed  Allocation,  the fixed rate of interest we credit to your  Account  Value is applied to a  declining  balance  due to the  transfers  of Account  Value to the
Sub-accounts  during the Guarantee  Period.  This will reduce the effective rate of return on the Fixed  Allocation over the Guarantee Period.

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American  Skandia  is  currently  offering  Fixed  Allocations  with  Guarantee  Periods  of 5 months  or 11 months exclusively  for use with a Dollar Cost Averaging  program ("DCA Fixed  Allocations").  DCA Fixed  Allocations  are
designed  to  automatically  transfer  Account  Value in  either 6 or 12  payments  under a Dollar  Cost  Averaging program.  DCA Fixed  Allocations may only be established by Contract Owners with their initial  Purchase Payment or additional  Purchase  Payments.  Contract Owners may not transfer existing Account Value to a DCA Fixed Allocation.
We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
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Account Value allocated to the DCA Fixed  Allocation will be transferred to the  Sub-accounts  you choose under the
Dollar Cost Averaging  program.  Dollar Cost  Averaging  transfers will begin on the day following the date the DCA
Fixed  Allocation  is  established  and each month  following  until the entire  principal  amount plus earnings is transferred.  If you terminate the Dollar Cost Averaging  program before the entire  principal amount plus earnings has been transferred to the  Sub-account(s),  you must transfer all remaining Account Value to any other investment option.  Unless you provide  alternate  instructions  at the time you terminate the Dollar Cost Averaging  program,
Account Value will be  transferred to the AST Money Market  Sub-account.  A Market Value  Adjustment  will apply if you  terminate  the Dollar  Cost  Averaging  program  before the entire  principal  amount plus  earnings  has been transferred to the Sub-account(s).

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the appropriate date, your variable  investment options are rebalanced to the allocation  percentages you request.  For example,  over time the  performance  of the  variable  investment  options will  differ,  causing your  percentage allocations to shift.  With  automatic  rebalancing,  we transfer the  appropriate  amount from the  "overweighted"
Sub-accounts  to the  "underweighted"  Sub-accounts to return your  allocations to the percentages you request.  If you request a transfer from or into any variable  investment  option  participating  in the  automatic  rebalancing program,  we will assume that you wish to change  your  rebalancing  percentages  as well,  and will  automatically adjust the rebalancing  percentages in accordance with the transfer unless we receive  alternate  instructions from you.

You must have a minimum  Account  Value of at least  $10,000 to enroll in automatic  rebalancing.  All  rebalancing transfers  made on the same day as part of an automatic  rebalancing  program are  considered  as one transfer when counting the number of transfers each year toward the maximum number of free transfers.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs  for  investors  who wish to invest in the variable  investment  options but also wish to  protect  their  principal,  at least as of a  specific  date in the  future.  You may not want to use either of these programs if you expect to begin taking annuity payments before the program would be completed.

American Skandia's SafetyNetSM
We offer a balanced  investment  program where a portion of your Account  Value is allocated to a Fixed  Allocation and the remaining Account Value is allocated to the variable  investment  options that you select.  When you enroll in the  SafetyNet  program,  you  choose  the  duration  that you wish the  program to last.  This  determines  the duration  of the  Guarantee  Period  for the Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period chosen,  we calculate the portion of your Account  Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount"  (such as your initial  Purchase  Payment).  We  determine  the amount based on the rates  then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed Allocation
will have grown to equal the "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee  Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer  the  Account  Value  that is not  allocated  to the  Fixed  Allocation  between  any of the  Sub-accounts available  under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market fluctuations and may increase or decrease in value.

         Example
         Assume you invest  $100,000.  You choose a 10-year  program and allocate a portion of your  Account  Value to a Fixed  Allocation  with a 10-year  Guarantee  Period.  The rate for the 10-year  Guarantee  Period is
         5.33%*.  Based on the fixed  interest rate for the  Guarantee  Period  chosen,  the factor is 0.594948 for determining  how much of your Account  Value will be allocated  to the Fixed  Allocation.  That means that
         $59,495 will be allocated to the Fixed  Allocation  and the  remaining  Account  Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will  grow to  $100,000  at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

American Skandia's Dynamic SafetyNetSM
We also offer a seven-year  program where we monitor your Account Value daily and  systematically  transfer amounts between Fixed  Allocations and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh  (7th) year from  commencement  of the  program,  you will receive no less than the original amount invested (such as your initial  Purchase  Payment).  Account Value is only  transferred to and maintained in
                                                                             ----
Fixed  Allocations to the extent we, in our sole  discretion,  deem is necessary to support our guarantee under the program.  This  differs  from  the  SafetyNet  program  where a set  amount  is  allocated  to a  Fixed  Allocation regardless of the  performance  of the underlying  Sub-accounts.  With Dynamic  SafetyNet,  your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed  Allocations to protect against significant market downturns.

Each business day we monitor the performance of your Account Value to determine  whether it is greater than,  equal to or below our  "reallocation  trigger",  described  below.  Based on the performance of the Sub-accounts in which you choose to allocate  your Account Value  relative to the  reallocation  trigger,  we may transfer some or all of your  Account  Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your
Account  Value that  remains  allocated  in the  variable  investment  options.  However,  we reserve  the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or equal to  reallocation  trigger:  Account  Value in  variable  investment options  remains  allocated  according  to your most  recent  instructions.  If a portion  of Account
              Value was  previously  allocated to a Fixed  Allocation,  those amounts may be  transferred  from the
              Fixed  Allocation and  re-allocated to the variable  investment  options  pro-rata  according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value below  reallocation  trigger:  A portion of your Account  Value in the variable  investment options is  transferred  to a new Fixed  Allocation.  These  amounts  are  transferred  on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Dynamic SafetyNet  program.  The Account Value applied to the new Fixed  Allocation  will be  credited  with the fixed  interest  rate then being  applied to a new
              Fixed  Allocation of the next higher yearly  duration.  The Account Value will remain invested in the
              Fixed  Allocation  until the maturity date of the program  unless,  at an earlier date,  your Account
              Value is at or above  the  reallocation  trigger  and  amounts  can be  transferred  to the  variable investment  options (as  described  above)  while  maintaining  the  guarantee  protection  under the program.

American  Skandia uses an allocation  mechanism  based on assumptions of expected and maximum market  volatility to determine  the  reallocation  trigger.  The  allocation  mechanism is used to determine  the  allocation of Account
Value between Fixed  Allocations and the  Sub-accounts  you choose.  American  Skandia reserves the right to change the allocation mechanism and the reallocation trigger at its discretion.

Program Termination
The Dynamic  SafetyNet  program will  terminate on its maturity date. You can elect to participate in a new Dynamic
SafetyNet  program or  re-allocate  your  Account  Value at that time.  Any Account  Value  allocated  to the Fixed
Allocations  will be  transferred  to the AST Money  Market  Sub-account,  unless you  provide us with  alternative instructions.  On the program  maturity  date,  if your  Account  Value is below the initial  investment,  American
Skandia will apply  additional  amounts to your Account Value so that it is equal to the initial  investment in the program.  Any amounts added to your Account Value will be applied to the AST Money Market  Sub-account,  unless you provide us with  alternative  instructions.  We will notify you of any amounts  added to your  Account  Value under the program.  We do not consider  amounts added to your Account Value to be "investment in the contract" for income tax purposes.

Special Considerations under the Dynamic SafetyNet Program
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Dynamic  SafetyNet  program at any time.  American  Skandia  does not provide any guarantees upon termination of the program.
|X|      Withdrawals  from your Annuity while the program is in effect will reduce the guaranteed  amount under the program in  proportion  to the Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the  Annuity,  including  any  Contingent  Deferred  Sales  Charge  or Market  Value
     Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will only  increase the amount  guaranteed if applied less than one year from the inception  date of the program or any restart in the program.
|X|      Annuity Owners cannot transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot  participate  in any dollar cost  averaging  program that  transfers  Account  Value from a
     Fixed Allocation to the variable investment options.
|X|      Transfers  from  Fixed  Allocations  will be  subject to the Market  Value  Adjustment  formula  under the
     Annuity,  however,  the 0.10% "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be  either  positive  or  negative.  Transfer  amounts  will be taken  from the most  recently  applied  Fixed
     Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Dynamic  SafetyNet  program will  terminate:  (a) upon the death of the Owner or the  Annuitant (in an entity owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year program  duration on any  anniversary of the Issue Date of the
     Annuity.  The Account Value on the date the restart is effective will become the new  guaranteed  amount under the program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account Value per year to  participate  in the Dynamic  SafetyNet  program.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your Account Value on the maturity date of the program is less than the amount  guaranteed;  and (b)  administration  of the  program.  The charge is  deducted in arrears  on an annual  basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the program on a date other than the Issue Date of the Annuity or an anniversary  of the Issue Date of the Annuity,  we will  charge a pro-rata  portion of the  annual  charge for the  remaining  portion  of the  Annuity  Year.  If the program  terminates  before  completion  for any reason other than death or  medically-related  surrender,  we will assess a  pro-rata  portion of the annual  charge.  We will  deduct  the  annual  charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY FINANCIAL PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may authorize  your financial  professional  to direct the allocation of your Account Value and to request financial  transactions  between  investment  options while you are living,  subject to our rules.  We require that you provide us with  written  proof that you have  authorized  your  financial  professional  to request  financial transactions  on your behalf.  You must contact us immediately if and when you revoke such  authority.  We will not be  responsible  for acting on  instructions  from your financial  professional  if you fail to inform us that such person's  authority  has been revoked.  We may also suspend or cancel these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative support to licensed,  registered financial  professionals or
investment  advisors  who  you  authorize  to  make  financial   transactions  on  your  behalf.   These  financial
professionals  may be firms or  persons  who  also  are  appointed  by us as  authorized  sellers  of the  Annuity.
However,  we do not offer advice about how to allocate  your Account  Value under any  circumstance.  Any financial professionals  you engage to provide advice and/or make  transfers for you is not acting on our behalf.  We are not responsible  for any  recommendations  such financial  professionals  make,  any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require financial  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial  transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose limitations on the financial
professional's  or  investment  advisor's  ability  to  request  financial   transactions  on  your  behalf.  These
limitations are intended to minimize the  detrimental  impact of a financial  professional  who is in a position to transfer  large amounts of money for multiple  clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions  or  limitations  imposed by a Portfolio(s)  on American  Skandia.  The  administrative agreement may limit the available  investment  options,  require  advance notice of large  transactions,  or impose other trading  limitations on your financial  professional.  Your  financial  professional  will be informed of all such  restrictions  on an  ongoing  basis.  We may also  require  that your  financial  professional  transmit  all financial  transactions  using  the  electronic  trading  functionality  available  through  our  Internet  website
(www.americanskandia.com).  Limitations  that we may impose on your financial  professional  or investment  advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee
Period."  Fixed  Allocations  currently are offered with  Guarantee  Periods from 1 to 10 years.  We may make Fixed
Allocations of different  durations  available in the future,  including Fixed Allocations  offered exclusively for use with certain  optional  investment  programs.  The interest rate credited to a Fixed  Allocation is the rate in effect  when the  Guarantee  Period  begins  and does not  change  during the  Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine  the interest  rates for the various  Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may  change the rates we credit new Fixed  Allocations  at any time.  Any change in interest rate does not affect Fixed  Allocations  that were in effect before the date of the change.  To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed  Allocation for that  particular  Guarantee  Period;
       or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate  in various  optional  investment  programs we make  available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging  program
(see "Do You Offer  Dollar  Cost  Averaging?")  or a balanced  investment  program  (see "Do You Offer a Program to
Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed Allocations  offered to this class of purchasers  may be different than those offered to other  purchasers  who choose the same  Guarantee  Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

-------------------------------------------------------------------------------------------------------------------
American  Skandia  is  currently  offering  Fixed  Allocations  with  Guarantee  Periods  of 3  months  or 6 months exclusively  for  use  as  a  short-term  Fixed  Allocation  ("Short-term  Fixed  Allocations").  Short-term  Fixed
Allocations may only be established by Contract Owners with their initial Purchase  Payment or additional  Purchase
Payments.  Contract Owners may not transfer  existing  Account Value to a Short-term Fixed  Allocation.  We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
-------------------------------------------------------------------------------------------------------------------

On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the
Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Money Market Sub-account.  Short-term Fixed Allocations may not be renewed on the
Maturity Date.  If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining the fixed interest rates for Fixed  Allocations.  Generally the interest  rates we offer for Fixed  Allocations  will  reflect the  investment  returns  available  on the types of investments  we make to  support  our fixed  rate  guarantees.  These  investment  types  may  include  cash,  debt securities  guaranteed  by the United  States  government  and its  agencies  and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements,  asset-backed obligations and municipal  bonds.  In  determining  rates we also consider  factors such as the length of the Guarantee  Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make,  commissions,  administrative  and  investment  expenses,  our  insurance  risks  in  relation  to the  Fixed
Allocations,  general  economic  trends  and  competition.  Some of these  considerations  are  similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to Fixed  Allocations for the same Guarantee  Period selected by new Annuity  purchasers in the same class.

The  interest  rate we credit for a Fixed  Allocation  is subject to a minimum.  Please  refer to the  Statement of
Additional Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you  transfer  or  withdraw  Account  Value  from a Fixed  Allocation  more than 30 days  before  the end of its
Guarantee  Period,  we will  adjust  the  value of your  investment  based on a  formula,  called a  "Market  Value
Adjustment"  or "MVA".  The Market  Value  Adjustment  formula  compares  the  interest  rates  credited  for Fixed
Allocations  at the time you invested,  to interest  rates being  credited when you make a transfer or  withdrawal.
The amount of any Market  Value  Adjustment  can be either  positive or  negative,  depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula
The MVA  formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed
Allocation on a particular date.  The formula is as follows:

                                            [(1+I) / (1+J+0.0010)]N/12

                                                      where:

                  I is the fixed  interest rate we  guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities  at the time of the withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the
                                    ---
                  remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the  transfer  or  withdrawal  does not occur on the  yearly  or  monthly  anniversary  of the beginning  of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

-------------------------------------------------------------------------------------------------------------------
For purposes of the DCA Fixed  Allocations and Short-term Fixed  Allocations,  the Market Value Adjustment  formula is modified as follows:  The  definition  of "J" within the MVA formula will be equal to the fixed rate of interest for  new  DCA  Fixed  Allocations  of the  applicable  5 or 11  month  Guarantee  Period  or new  Short-term  Fixed
Allocations  of the  applicable  3 or 6 month  Guarantee  Period.  If American  Skandia no longer  offers DCA Fixed
Allocations or Short-term  Fixed  Allocations on the date that a Market Value Adjustment is being  calculated,  the definition  of "J" within the MVA formula  will be equal to the fixed rate of  interest  for the  applicable  Fixed
Allocations on the date that the Fixed Allocation program was terminated.
-------------------------------------------------------------------------------------------------------------------

MVA Examples
The  following  hypothetical  examples  show  the  effect  of the MVA in  determining  Account  Value.  Assume  the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire  Fixed  Allocation  after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the  withdrawal,  the fixed  interest  rate for a new Fixed  Allocation  with a
Guarantee  Period of 24 months  is 3.5% (J = 3.5%).  Based on these  assumptions,  the MVA would be  calculated  as follows:

                         MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                            Interim Value = $57,881.25
                        Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the  withdrawal,  the fixed  interest  rate for a new Fixed  Allocation  with a
Guarantee  Period of 24 months  is 6.0% (J = 6.0%).  Based on these  assumptions,  the MVA would be  calculated  as follows:

                         MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                            Interim Value = $57,881.25
                         Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The  "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date,
you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed  Allocation's  Account Value to another  Fixed  Allocation or to one or more
Sub-accounts.  We will notify you before the end of the  Guarantee  Period about the fixed  interest  rates that we are  currently  crediting  to all Fixed  Allocations  that are being  offered.  The rates  being  credited to Fixed
Allocations  may  change  before  the  Maturity  Date.  We will  not  charge a MVA if you  choose  to renew a Fixed
Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation to be allocated on its Maturity  Date, we will then transfer the Account  Value of the Fixed  Allocation  to the AST Money  Market  Sub-account.  You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During  the  accumulation  phase  you can  access  your  Account  Value  through  Partial  Withdrawals,  Systematic
Withdrawals,  and where required for tax purposes,  Minimum  Distributions.  You can also surrender your Annuity at any time.  We may  deduct a  portion  of the  Account  Value  being  withdrawn  or  surrendered  as a CDSC.  If you surrender  your  Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies  and the  charge  for any  optional  benefits.  We may also apply a Market  Value  Adjustment  to any Fixed
Allocations.  Certain  amounts may be  available  to you each  Annuity  Year that are not subject to a CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for  surrenders made for qualified  medical reasons or for withdrawals made to satisfy Minimum  Distribution  requirements.  Unless you notify us differently,  withdrawals are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary income taxation on the amount of any investment gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the  taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition  to  ordinary  income  taxes on any gain.  You may wish to consult a  professional  tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity  payment is taxed as ordinary  income at the tax rate you are subject to at the time of the payment.  The Code and regulations have  "exclusionary  rules" that we use to determine  what  portion  of each  annuity  payment  should be treated as a return of any tax basis you have in the
Annuity.  Once the tax basis in the Annuity has been  distributed,  the remaining  annuity  payments are taxable as ordinary  income.  The tax basis in the Annuity may be based on the tax-basis  from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation phase.

|X|      To meet  liquidity  needs,  you can withdraw a limited amount of your Account Value during each of Annuity
         Year 1-7 without a CDSC being applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal amount is not  available if you choose to surrender  your  Annuity.  The minimum Free  Withdrawal  you may request is $100.

|X|      You can  also  make  withdrawals  in  excess  of the  Free  Withdrawal  amount.  We call  this a  "Partial
         Withdrawal."  The  amount  that you may  withdraw  will  depend  on the  Annuity's  Surrender  Value.  The
         Surrender  Value is equal to your  Account  Value  minus any CDSC,  the Annual  Maintenance  Fee,  the Tax
         Charge,  any charges for optional  benefits and any Market  Value  Adjustment  that may apply to any Fixed
         Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least $1,000, or we may treat the  Partial  Withdrawal  request  as a  request  to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and Systematic  Withdrawals,  we will first  determine what,  if  any,  amounts  qualify  as a Free  Withdrawal.  Those  amounts  are not  subject  to the  CDSC.  Partial
Withdrawals or Systematic  Withdrawals of amounts greater than the maximum Free  Withdrawal  amount will be subject to a CDSC.

Partial  Withdrawals may also be available  following  annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a  withdrawal  from your  Annuity,  contact our  Customer  Service Team at
1-800-752-6342 or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The Free  Withdrawal  provision that applies to your Annuity  depends on its Issue Date and your  residence  state.
We  began  offering  a new Free  Withdrawal  provision  in most  states  as of May 1,  1996.  The  Free  Withdrawal provision  also varies  depending on whether your Annuity is used as a funding  vehicle for a qualified  plan under
Section 401 of the Code.  As of the date of this  Prospectus,  we are no longer  offering  the Annuity for use with
Section 401 plans.

Annuities Issued on or after May 1, 1996
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
1.       the "Growth" in the Annuity; or
2.       10% of Purchase  Payments  that,  as of the date of the  withdrawal,  have been invested for less than the
     CDSC period (with your  Annuity,  seven (7) years),  minus any prior Free  Withdrawals,  or amounts  deemed to come from Free Withdrawals, during the then current Annuity Year.
3.       The "emergency  amount"  available each Annuity Year minus any prior Free Withdrawals or amounts deemed to come  from  Free  Withdrawals.  The  "emergency  amount"  on the  Issue  Date is 10% of the  initial  Purchase
     Payment.  At the beginning of each  subsequent  Annuity Year,  the  "emergency  amount" is increased by 10% of all Purchase  Payments  that have been  invested  for less than the CDSC period,  subject to a maximum of 50%.
     During any Annuity Year, the "emergency  amount" is increased by 10% of all Purchase  Payments  applied during the Annuity Year.

Annuities Issued before May 1, 1996
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
1.       the "Growth" in the Annuity; or
2.       10% of Purchase  Payments  that,  as of the date of the  withdrawal,  have been invested for less than the
     CDSC period (with your  Annuity,  seven (7) years),  minus any prior Free  Withdrawals,  or amounts  deemed to come from Free Withdrawals, during the then current Annuity Year.
3.       The  "emergency  amount"  available  each Annuity  Year on or after  Annuity Year 1 is 35% of all Purchase
     Payments  that have been  invested  for less than the CDSC period (with your  Annuity,  seven (7) years) minus the sum of all prior withdrawals of any type.

Annuities used as funding vehicles for Section 401 Plans
The maximum Free Withdrawal amount during any Annuity Year is the same as above based on the Issue Date of the
Annuity.  However, Item (2) of each provision is as follows:

1.       20% of Purchase  Payments  that,  as of the date of the  withdrawal,  have been invested for less than the
     CDSC period (with your  Annuity,  seven (7) years),  minus any prior Free  Withdrawals,  or amounts  deemed to come from Free Withdrawals, during the then current Annuity Year.

Under each provision  above,  "Growth" equals the current  Account Value less all Purchase  Payments that have been invested  for less than the CDSC  period and have not been  previously  withdrawn.  "Growth"  does not  include any additional  amounts we applied to your Annuity based on your  Purchase  Payments  (see  "Additional  Amounts in the
Fixed Allocations").

NOTE:  Free  withdrawals  do not  reduce  the amount of any CDSC that  would  apply  upon a partial  withdrawal  or subsequent surrender. The minimum Free Withdrawal you may request is $100.

Examples
The following hypothetical examples assume that your Annuity was issued on or after May 1, 1996.

1.       Assume you make an initial Purchase Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 3, due to positive  investment  performance,  your Account Value is $12,500.  If you have made no previous Free  Withdrawals,  the maximum Free Withdrawal amount in Annuity Year 3 would be the greater of Growth  (Account  Value minus  Purchase  Payments = $2,500),  10% of Purchase  Payments  ($1,000) or 30% of
     Purchase Payments ($3,000).  Your maximum Free Withdrawal amount in Annuity Year 3 would be $3,000.

2.       Assume you make an initial Purchase Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 3, due to positive  investment  performance,  your Account  Value is $12,500.  Assume you choose to withdraw  the Growth,  equal to $2,500 in Annuity  Year 3. Assume  further  that in Annuity  Year 5, your  Account  Value has  increased  to $11,000  due to positive  investment  performance.  The  maximum  Free
     Withdrawal  amount in Annuity Year 5 would be the greater of Growth  (Account Value minus Purchase  Payments =
     $1,000),  10% of  Purchase  Payments  ($1,000)  or 50% of  Purchase  Payments  minus the sum of any prior Free
     Withdrawals ($5,000 - $2,500 = $2,500).

3.   Assume you make an initial  Purchase  Payment of $10,000  and make no  additional  Purchase  Payments.  Assume that in Annuity Year 3, due to positive  investment  performance,  your Account  Value is $12,500.  Assume you take the maximum Free  Withdrawal  amount in Annuity  Year 3 ($3,000) as  described  in Item 1 above.  Further assume  that in Annuity  Year 4, you choose to  surrender  your  Annuity.  Assume that your  Account  Value in
     Annuity Year 4 has  increased  to $10,500 due to positive  investment  performance.  Upon  surrender,  we will deduct a CDSC of 5% based on the  number of years  that your  Purchase  Payment  has been  invested  times the amount of your  Purchase  Payment that has not been  previously  withdrawn.  The amount of the  previous  Free
     Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon  surrender,  the amount of the entire
     Purchase  Payment is subject to the CDSC (5.0% of $10,000 = $500).  You would receive $10,000 minus the Annual
     Maintenance Fee.

When we determine if a CDSC applies to Partial  Withdrawals  and Systematic  Withdrawals,  we will first  determine what,  if  any,  amounts  qualify  as a Free  Withdrawal.  Those  amounts  are not  subject  to the  CDSC.  Partial
Withdrawal or Systematic  Withdrawal of amounts greater than the maximum Free Withdrawal  amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the  accumulation  phase.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you  request a Partial  Withdrawal  we  determine  if the  amount  you  requested  is  available  as a Free
     Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested for longer than the CDSC period, if any (with your Annuity, seven (7) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still subject to a CDSC.
         We  withdraw  the  "oldest"  of your  Purchase  Payments  first so that the lowest  CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

3.   If the amount  requested  exceeds the amounts  available under Item #2 above, we withdraw the remaining amount from any other Account Value.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus  earnings  or a flat  dollar  amount.  Systematic  Withdrawals  may be  subject to a CDSC.  We will  determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made from  Account  Value  allocated to the  variable  investment  options or Fixed
Allocations.  Generally,  Systematic  Withdrawals from Fixed  Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins,  or payments of fixed dollar  amounts that do not exceed such earnings.
Systematic  Withdrawals  are available on a monthly,  quarterly,  semi-annual or annual basis.  The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any  scheduled  Systematic  Withdrawal is for less than $100,  we may postpone  the  withdrawal  and add the expected  amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes.  If your  Annuity  is used as a funding  vehicle  for  certain  retirement  plans  that  receive  special  tax treatment  under  Sections  401,  403(b) or 408 of the Code,  Section 72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions  as a series of
"substantially  equal  periodic  payments".  Distributions  received  under this provision in any Annuity Year that exceed the maximum  amount  available  as a free  withdrawal  will be subject to a CDSC.  To request a program that complies  with  Section  72(t),  you must  provide  us with  certain  required  information  in  writing  on a form acceptable  to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The
Surrender  Value of your  Annuity  must be at least  $20,000  before  we will  allow  you to  begin a  program  for withdrawals under Section 72(t).  The minimum amount for any such withdrawal is $100.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of  Systematic  Withdrawal  we allow  to meet  distribution  requirements  under
Sections 401, 403(b) or 408 of the Code.  Under the Code, you may be required to begin receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a CDSC on Minimum  Distributions from your Annuity if you are required by law to take such Minimum  Distributions  from your Annuity at the time it is taken.  However, a
CDSC may be assessed on that portion of a Systematic  Withdrawal that is taken to satisfy the minimum  distribution requirements  in  relation  to other  savings or  investment  plans  under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required  Minimum  Distribution  for your  particular  situation  may depend on other  annuities, savings or  investments.  We will only  calculate the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days advance  written  notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum  Distributions.  You may elect to have Minimum
Distributions  paid  out  monthly,  quarterly,  semi-annually  or  annually.  The  $100  minimum  that  applies  to
Systematic Withdrawals does not apply to Minimum Distributions.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving  income  payments and satisfying the Minimum  Distribution  requirements  under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes. During the  accumulation  phase you can surrender your Annuity at any time.  Upon surrender,  you will receive the Surrender Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity  prior to the Annuity Date without  application of any CDSC upon occurrence of a  medically-related  "Contingency  Event".  The amount payable will be your Account
Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the  Annuitant's  confinement  in a Medical Care Facility or Fatal
     Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

For contracts issued before May 1, 1996 a "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

For contracts  issued on or after May 1, 1996,  and where allowed by law, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the  "Contingency  Event"  described  above in order to qualify for a medically-related surrender.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your  Annuity.  Specific  details  and  definitions  in relation to this  benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options  available that provide fixed annuity  payments,  variable payments or adjustable payments.  Fixed options provide the same amount with each payment.  Variable options  generally  provide a payment which may increase or decrease  depending on the investment  performance of the Sub-accounts.  However,  currently, we also make a variable  payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is  periodically  adjusted based on current  interest  rates.  We do not guarantee to make any Annuity Payment
Options available in the future.

When you  purchase  an Annuity,  or at a later  date,  you may choose an Annuity  Date,  an annuity  option and the frequency  of annuity  payments.  You may change  your  choices up to 30 days before the  Annuity  Date.  A maximum
Annuity  Date may be  required  by law.  Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the annuity  option you choose.  Certain  annuity  options may not be  available  depending on the age of the Annuitant.

Certain of these  annuity  options  may be  available  to  Beneficiaries  who choose to receive  the Death  Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments  for Life:  Under this  option,  income is payable  periodically  until the death of the "key  life".  The
"key life" (as used in this  section)  is the person or persons  upon whose life  annuity  payments  are based.  No additional  annuity  payments  are made after the death of the key life.  Since no minimum  number of  payments  is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.
It is  possible  that only one  payment  will be  payable if the death of the key life  occurs  before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available  on a fixed or variable  basis.  Under this  option,  you cannot make a partial or full  surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum  number of payments is  guaranteed  under this option.  It is possible  that only one payment  will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death benefits  would be payable.  This Option is currently  available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments  for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.
However,  if the key life dies  before the end of the period  selected  (5,  10,  15, or 20 years),  the  remaining payments are paid to the Beneficiary  until the end of such period.  This Option is currently  available on a fixed or  variable  basis.  If you elect to receive  payments  on a variable  basis  under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the
Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that  portion  of the  Insurance  Charge  assessed  to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting  this option.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of  years.  The  number  of years  cannot  be less  than 5 or more  than 50.  Payments  may  increase  or  decrease depending on the  investment  performance  of the  Sub-Accounts.  If the payee dies before the end of the specified number of years,  the remaining  payments are paid to the  Beneficiary  to the end of such period.  Note that under this  option,  payments  are not based on any  assumptions  of life  expectancy.  Therefore,  that  portion  of the
Insurance  Charge  assessed  to cover the risk that key lives  outlive our  expectations  provides no benefit to an
Owner  selecting  this option.  If this option is selected,  full  surrenders may be made from the Annuity prior to the last guaranteed Payment Date.  No partial surrenders are permitted if this option is selected.

Option 6
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death  of the key  life.  Benefits  may  increase  or  decrease  depending  on the  investment  performance  of the
Sub-accounts.  This option has a cash value that also varies with the investment  performance  of the  Sub-account.
The cash value provides a "cushion" from volatile investment  performance so that negative  investment  performance does  not  automatically  result  in a  decrease  in the  annuity  payment  each  month,  and  positive  investment performance  does not  automatically  result  in an  increase  in the  annuity  payment  each  month.  The  cushion generally  "stabilizes"  monthly  annuity  payments.  Any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 7
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 6; except  that,  while the key life is alive,  the annuity  payment  will not be less than a  guaranteed
             ------
amount,  which  generally  is equal  to the  first  annuity  payment.  We  charge  an  additional  amount  for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would  apply  were you to  surrender  your  Annuity on the  Annuity  Date.  Therefore, making a purchase  payment  within  seven years of the Annuity Date limits your annuity  payment  options.  Certain annuity  payment  options may not be  available  if your  Annuity  Date occurs  during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed  annuity  payments,  you will receive equal  fixed-dollar  payments  throughout  the period you select.  The amount of the fixed payment will vary  depending on the annuity  payment option and payment frequency you select.  Generally,  the first annuity payment is determined by multiplying the Account Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates differs based on the type of annuity  chosen and the frequency of payment  selected.  Our rates will not be less  than our  guaranteed  minimum  rates.  These  guaranteed  minimum  rates  are  derived  from the a2000
Individual  Annuity  Mortality  Table  with an assumed  interest  rate of 3% per annum.  Where  required  by law or regulation,  such  annuity  table  will have  rates  that do not  differ  according  to the gender of the key life.
Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different types of variable annuity payment options.

|X|      Variable Payments (Options 1-3 & 5)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule  of units for each  Sub-account  by the Unit  Value of each  Sub-Account  on the  annuity payment  date.  We determine the schedule of units based on your Account Value (minus any premium tax that applies)  at the time you elect to begin  receiving  annuity  payments.  The  schedule  of units will vary based on the annuity  payment  option  selected,  the length of any certain  period (if  applicable),  the
         Annuitant's  age and gender  (if  annuity  payments  are due for the life of the  Annuitant)  and the Unit
         Value of the  Sub-Accounts  you initially  selected on the Issue Date.  The  calculation  is performed for each  Sub-Account,  and the  sum of the  Sub-Account  calculations  equals  the  amount  of  your  annuity payment.  Other than to fund annuity  payments,  the number of units  allocated to each  Sub-Account  will not change unless you transfer among the Sub-Accounts or make a withdrawal (if allowed).

|X|      Stabilized Variable Payments (Option 6)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the  Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive.  We calculate the initial  annuity  payment amount by multiplying  the number of units scheduled to
                                  -------
         be  redeemed  under a schedule of units by the Unit  Values  determined  on the  annuitization  date.  The schedule of units is established for each  Sub-account you choose on the  annuitization  date based on the applicable  benchmark  rate  and  the  annuity  factors.  The  annuity  factors  reflect  our  assumptions regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the  Annuitant and will depend  on the  benchmark  rate,  the  annuitant's  attained  age and  gender  (where  permitted).  Unlike variable  payments  (described above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate  impact of  Sub-account  performance by adjusting the length of the time during which  annuity  payments  will be made whether or not the  Annuitant is alive while  generally maintaining a level annuity payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still  alive,  Annuity
         Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option7)
         ------------------------------------------------------
         This option  provides  guaranteed  payments for life in the same manner as  Stabilized  Variable  Payments
         (described  above).  In addition to the stabilization  feature,  this option also guarantees that variable annuity  payments will not be less than the initial  annuity  payment  amount  regardless  of  Sub-account performance.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment  amount is  adjusted  upward or  downward  depending  on the rate we are  currently  crediting  to  annuity payments.  The  adjustment  in the  annuity  payment  amount  does not affect the  duration  of  remaining  annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The  Annuity  provides  a Death  Benefit  during its  accumulation  phase.  If the  Annuity is owned by one or more natural  persons,  the Death  Benefit is payable  upon the first  death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable  upon the  Annuitant's  death,  if there is no  Contingent  Annuitant.  If a
Contingent  Annuitant was  designated  before the  Annuitant's  death and the Annuitant  dies,  then the Contingent
Annuitant  becomes the  Annuitant  and a Death  Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account
Value  allocated to the  Sub-accounts  is used,  in part,  to pay us for the risk we assume in providing  the basic
Death  Benefit  guarantee  under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.
Either  benefit can be  purchased  for an  additional  charge.  The  additional  charge is  deducted to  compensate
American Skandia for providing  increased insurance  protection under the optional Death Benefits.  Notwithstanding the  additional  protection  provided  under the optional Death  Benefits,  the  additional  cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 90:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account  Value in the  variable  investment  options and your  Interim  Value in the Fixed
               Allocations.

         If death occurs when the decedent is age 90 or older:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS
You can  purchase  either of two  optional  Death  Benefits  with your  Annuity  to provide  an  enhanced  level of protection for your beneficiaries.  We do not currently offer the Annuity with both optional Death Benefits.

-------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits  are only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow existing  Annuity Owners to purchase either of the optional Death Benefits  subject to our rules and any  changes  or  restrictions  in the  benefits.  Certain  terms and  conditions  may  differ if you purchase  your  Annuity  as part of an  exchange,  replacement  or  transfer,  in whole or in part,  from any other
Annuity we issue.
-------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate  for you may depend on your  particular  circumstances,  including other  financial  resources  that may be available to your  Beneficiary to pay taxes on your Annuity should you die during the accumulation period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional Death Benefit provides a benefit that is payable in addition to the basic Death  Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

-------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  The benefit is  currently  only  offered to Owners who purchase  the Annuity as a  "non-qualified"  investment.  We may make the benefit  available  to Owners who  purchase  the Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer  to  the  section  entitled  "Tax  Considerations"  for a  discussion  of  special  tax considerations for purchasers of this benefit.
-------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts  added to your Account  Value under the basic
----------------------
Death  Benefit  when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your
Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

-------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is  subject  to a maximum  of 50% of all  Purchase
Payments  applied to the Annuity at least 12 months  prior to the death of the decedent  that  triggers the payment of the Death Benefit.
-------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death  Benefit  Target Date is the contract  anniversary  on or after the 80th birthday of the current
             ---------------------------
     Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value equals the highest of all previous  "Anniversary  Values" on or before the
             ---------------------------
     earlier of the Owner's date of death and the "Death Benefit Target Date".

|X|      The  Anniversary  Value is the Account Value as of each  anniversary of the Issue Date plus the sum of all
              ------------------
     Purchase  Payments  on or after such  anniversary  less the sum of all  "Proportional  Reductions"  since such anniversary.

|X|      A Proportional  Reduction is a reduction to the value being measured caused by a withdrawal,  equaling the
           -----------------------
     percentage  of the  withdrawal  as  compared  to the  Account  Value  as of the  date of the  withdrawal.  For example,  if your Account  Value is $10,000 and you  withdraw  $2,000 (a 20%  reduction),  we will reduce both your Anniversary Value and the amount determined by Purchase Payments  increasing at the appropriate  interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target
Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the
              date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each  increasing  daily until  the  Owner's  date of death at a rate of 5.0%,  subject  to a limit of 200% of the  difference between the sum of all  Purchase  Payments and the sum of all  withdrawals  as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the
         Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing "due proof of death" (an MVA may be  applicable to amounts in any Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target  Date.  NOTE:  If you and your spouse own the
Annuity  jointly,  we will pay the  Death  Benefit  to the  Beneficiary.  If the sole  primary  Beneficiary  is the surviving  spouse,  then the  surviving  spouse can elect to assume  ownership  of the  Annuity  and  continue  the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown  above  except that the age of the
Annuitant is used to determine  the Death Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual  charge for the benefit.  The  Guaranteed  Minimum  Death
Benefit cannot be terminated  once it is elected.  Both optional Death  Benefits will  terminate  automatically  on
the  Annuity  Date.  We  may  also   terminate  the  optional  Death  Benefit  if  necessary  to  comply  with  our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  No charge applies after the Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an  anniversary  of the Issue Date,  the charge will be prorated.  During the first year after the Issue Date, the charge will be prorated  from the Issue  Date.  In all  subsequent  years,  it would be prorated  from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment  options.  We only deduct the charge  pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct  your  remaining  Account  Value and  terminate  your  Annuity.  We will  notify you if your
Account  Value is  insufficient  to pay the  charge  and  allow you to submit an  additional  Purchase  Payment  to continue your Annuity.

Please  refer to the  section  entitled  "Tax  Considerations"  for  additional  considerations  in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture any market gains since the Issue Date of their
Annuity as an  enhancement  to their current Death  Benefit so their  Beneficiaries  will not receive less than the
Annuity's value as of the date the Owner elects the benefit.  Under the Annuity Rewards  benefit,  American Skandia guarantees  that the Death Benefit on or before the age cut-off date  applicable to the minimum death benefit under the Annuity, will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of the Account Value that each withdrawal  represented  when  withdrawn.  For  example,  a withdrawal  of 50% of your Account  Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity Rewards Death Benefit  enhancement does not affect the basic Death Benefit  calculation or any Optional
Death Benefits  available  under the Annuity.  If the Death Benefit amount payable under your Annuity's basic Death
Benefit or any Optional  Death  Benefits you purchase is greater than the enhanced  Death Benefit under the Annuity
Rewards benefit on the date the Death Benefit is calculated,  your Beneficiary  will receive the higher amount.  If your Annuity  includes the Enhanced  Beneficiary  Protection  Optional  Death  Benefit,  the enhanced Death Benefit under the  Annuity  Rewards  program  will be  considered  when  calculating  the  amount  due  under the  Enhanced
Beneficiary Protection Optional Death Benefit.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following  the seventh (7th)  anniversary  of the
Annuity's  Issue  Date.  However,  the  election  is subject to the  requirement  that their  Account  Value on the election  date is greater  than the amount  that would be  payable  to their  Beneficiary  under the Death  Benefit provided  under the Annuity as of the election date  (including any optional death benefits other than the Enhanced
Beneficiary  Protection  Optional  Death  Benefit).  If an  Owner  is  ineligible  when he or she  applies  for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any  subsequent  date if they  otherwise  qualify.  The  election  must occur  before the  applicable  age cut-off  date and before  annuity payments  begin.  An Owner  can only  elect  the  Annuity  Rewards  Death  Benefit  enhancement  once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments not extending  beyond the life  expectancy of the Beneficiary or over the life of the Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to death benefit  proceeds  becoming due, a Beneficiary can elect to receive the Death Benefit  proceeds as a series of fixed annuity  payments  (Annuity  Payment Option 1-4) or as a series of variable  annuity  payments  (Annuity  Payment Option 1-3 or 5-7). See the section  entitled "What Types of Annuity
Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your spouse as your  Beneficiary.  If you and your spouse own the Annuity jointly,  we assume that the sole primary  Beneficiary  will be the surviving  spouse unless you elect an alternative  Beneficiary  designation.
Unless you elect an alternative  Beneficiary  designation,  the spouse Beneficiary may elect to assume ownership of the  Annuity  instead  of taking the Death  Benefit  payment.  Any Death  Benefit  (including  any  optional  Death
Benefits)  that would have been  payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the surviving  spouse will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of  determining  any future  Death  Benefit for the surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.  However,  any  additional  Purchase  Payments  applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section entitled "Managing Your Annuity - Spousal  Contingent  Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Inherited IRA Death Benefit Payout
The Code  provides for  alternative  death  benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified  investment" that requires Minimum  Distributions.  The available  payment options will depend on whether  the Owner died on or before  the date he or she was  required  to begin  receiving  Minimum  Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life expectancy  of the  designated  Beneficiary  (as  long as  payments  begin  by  December  31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy of the spouse with such payments  beginning no earlier than December
         31 of the year  following the year of death or December 31st of the year in which the deceased  would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the flexibility to take out more each year than required under the Minimum  Distribution  rules.
Until withdrawn,  amounts in an IRA, 403(b) or other "qualified  investment"  continue to be tax deferred.  Amounts withdrawn each year,  including  amounts that are required to be withdrawn  under the Minimum  Distribution  rules, are  subject to tax.  You may wish to  consult a  professional  tax  advisor  for tax advice as to your  particular
situation.   See  the  section  entitled  "How  are  Distributions  From  Qualified   Contracts  Taxed?  -  Minimum
Distributions after age 70 1/2."

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the
Death  Benefit if the  decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or
Annuitant  due to the prior  Owner's  or  Annuitant's  death.  Any  minimum  Death  Benefit  that  applies  will be suspended  for a two-year  period  from the date he or she first  became  Owner or  Annuitant.  After the  two-year suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine  the amount of the Death  Benefit as of the date we receive "due proof of death" and any other written representations  we require to determine the proper payment of the Death Benefit to all  Beneficiaries.  "Due proof of  death"  may  include  a  certified  copy of a death  certificate,  a  certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death. Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the AST Money Market  Sub-Account  until we further determine  the  universe  of  eligible  Beneficiaries.  Once  the  universe  of  eligible  Beneficiaries  has  been determined  each  eligible  Beneficiary  may  allocate  his or her  eligible  share  of the  Death  Benefit  to the
Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.
Absent an election of a Death  Benefit  payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require written  acknowledgment of all named Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all  required  paper work,  the amount of the Death  Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each  Sub-account  allocation  and for each Fixed  Allocation.  The Account  Value is the sum of the values of each
Sub-account  allocation  and the value of each Fixed  Allocation.  The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender.  When  determining  the Account Value on a day more than 30 days prior to a
Fixed  Allocation's  Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a
Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the  accumulation  period.  The
Surrender  Value is equal to your Account Value minus any CDSC, the Annual  Maintenance  Fee and the charge for any optional Death Benefit.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing  units of the  Sub-account.  Each Sub-account invests  exclusively  in shares of an  underlying  Portfolio.  The value of the  Units  fluctuate  with the  market fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit
Price is used for  determining  the value of transactions  involving  Units of the  Sub-accounts.  We determine the number of Units involved in any  transaction  by dividing the dollar value of the  transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the  Valuation  Day you make the  allocation,  the Unit Price is
$14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume that later,  you wish to transfer  $3,000 of your Account  Value out of that  Sub-account  and into another  Sub-account.  On the  Valuation Day you request the transfer,  the Unit Price of the  original  Sub-account  has  increased  to $16.79.  To  transfer  $3,000,  we sell
178.677  Units at the  current  Unit  Price,  leaving  you  158.477  Units.  We then buy $3,000 of Units of the new
Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the  initial  value  allocated  to a Fixed  Allocation  plus all  interest  credited to a Fixed
Allocation  as of the date  calculated.  The  Interim  Value  does not  include  the  impact  of any  Market  Value
Adjustment.  If you made any transfers or withdrawals from a Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date or within 30 days prior to its
Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase  Payments:  We are required to allocate your initial  Purchase Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the  required information  to allow us to issue your  Annuity,  we may retain the Purchase  Payment  while we try to reach you or your  representative  to  obtain  all  of our  requirements.  If we  are  unable  to  obtain  all  of our  required information  within five (5) days, we are required to return the Purchase  Payment to you at that time,  unless you specifically  consent to our  retaining  the Purchase  Payment  while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.
During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase Payments:  We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include transfers under a Dollar Cost Averaging,  rebalancing, or asset  allocation  program,  Systematic  Withdrawals,  Minimum  Distributions  or  annuity  payments.  Scheduled transactions  are  processed  and  valued as of the date they are  scheduled,  unless  the  scheduled  day is not a
Valuation  Day.  In that  case,  the  transaction  will be  processed  and  valued  on  Valuation  Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for
Partial  Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death  Benefit  claims require our review and evaluation  before  processing.  We price such transactions as of the date we receive at our
Office all materials we require for such transaction and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the New York Stock  Exchange  to be  processed  on the current
Valuation Day.  However,  any purchase or redemption order or transfer  request  involving the Rydex or ProFunds VP
Sub-accounts  must be  received  by us no later than one hour  prior to any  announced  closing  of the  applicable securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be  processed  on the current  Valuation  Day.  The
"cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account will be extended to1/2 hour prior to any announced closing (generally,  3:30 p.m. Eastern time) for transactions submitted  electronically
through  American  Skandia's  Internet  website   (www.americanskandia.com).   You  cannot  request  a  transaction
involving the purchase,  redemption  or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the applicable  "cut-off" time and 4:00 p.m.  Transactions  received after 4:00 p.m. will be treated as received by us on the next Valuation Day.  You may be required to submit a new request on the following day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our interpretation  of the  relevant  tax laws is not  intended  to be fully  comprehensive  nor is it  intended as tax advice.  Therefore,  you may wish to  consult a  professional  tax  advisor  for tax  advice as to your  particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The  Separate  Accounts  are taxed as part of  American  Skandia.  American  Skandia  is taxed as a life  insurance company  under  Part I,  subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code  governs  the  taxation of  annuities  in  general.  Taxation of the Annuity  will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension  plan,  profit  sharing  plan or other  retirement  arrangement  that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any  increase in the value of the  Annuity  until an amount is  received  (a  "distribution").  This is commonly referred to as "tax  deferral".  A  distribution  can be in the form of a lump sum payment  including  payment of a
Death Benefit,  or in annuity  payments under one of the annuity payment  options.  Certain other  transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must  currently  include  any  increase  in the value of the  Annuity  during a tax year in its gross income.  An exception from current taxation applies for annuities held by a structured  settlement  company,  by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a  decedent's  estate by  reason of the death of the  decedent.  A  tax-exempt  entity  for
Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the contract" is includible in the taxpayer's  gross income  and  taxable  in the year it is  received.  The  amount  of any  distribution  treated  as a return  of the
"investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the  taxpayer's  "investment in the contract" from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment in the contract" is equal to total  purchase  payments for all "related  contracts"  minus any previous  distributions  or  portions  of such  distributions  from  such  "related  contracts"  that were not includible  in gross  income.  "Investment  in the  contract"  may be  affected  by  whether an annuity or any
     "related  contract"  was purchased as part of a tax-free  exchange of life  insurance,  endowment,  or annuity contracts under Section 1035 of the Code. Unless  "after-tax" or non-deductible  contributions  have been made to a Qualified  Contract,  the  "investment in the contract" for a Qualified  Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each annuity payment  received on or after the Annuity Date will generally be taxable.  The taxable  portion of each annuity  payment is determined  by a formula which  establishes the ratio that the  "investment in the contract"  bears to the total value of annuity  payments to be made. This is called the  "exclusion  ratio." The  investment  in the  contract is excluded  from gross  income.  Any  additional payments  received that exceed the  exclusion  ratio will be entirely  includible in gross income.  The formula for determining the exclusion ratio differs between fixed and variable  annuity  payments.  When annuity payments cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded  from taxable  income by the  exclusion  ratio does not exceed the  "investment  in the contract,"  then the remaining  portion of unrecovered  investment is allowed as a deduction by the  beneficiary in the tax year of such death.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not  used in  conjunction  with a
Qualified  Contract  (Qualified  Contracts are discussed  below) is subject to a penalty equal to 10% of the amount includible in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions  made on or after the death of the contract owner, or, if the owner is an entity,  the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions  of amounts  which are treated as  "investments  in the  contract"  made prior to August 14,
     1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection  with a  tax-qualified  retirement arrangement)  are to be treated as one annuity  contract  when  determining  the taxation of  distributions  before annuitization.  We refer to these contracts as "related  contracts." In situations  involving  related contracts we believe  that the values  under such  contracts  and the  investment  in the  contracts  will be added  together to determine the proper taxation of a distribution  from any one contract  described under the section  "Distributions before  Annuitization."  Distributions  will be treated as coming  first from income on the  contract  until all of the income on all such related  contracts is  withdrawn,  and then as a return of the  investment  in the contract.
There is some uncertainty  regarding the manner in which the Internal Revenue Service would view related  contracts when one or more  contracts  are  immediate  annuities or are  contracts  that have been  annuitized.  The Internal
Revenue  Service  has not  issued  guidance  clarifying  this  issue  as of the  date of this  Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding   "substantially  equal  periodic  payments":   (also  known  as  "72(t)"  or  "72(q)"
distributions)  Any  modification to a program of distributions  which are part of a series of substantially  equal periodic  payments  that occur before the later of the  taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments  will result in the  requirement  to pay the taxes that would have been due had the payments been treated as subject to tax in the years received,  plus interest.  This does not apply when the  modification is due by reason of death or disability.  It is our  understanding  that the Internal  Revenue  Service may not consider a scheduled  series of  distributions  to qualify under Sections 72(q) or 72(t) if the holder of the annuity  retains the right to modify such  distributions at will, even if such right is not exercised,  or, for a variable  annuity, depending on how payments are structured.

Special concerns regarding  immediate  annuities:  The Internal Revenue Service has ruled that the exception to the
10% penalty  described  above for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the immediate  annuity;  and (b) the annuity  payments  under the  immediate  annuity do not meet the  requirements  of any other  exception  to the 10%
penalty.

Special  rules in relation to tax-free  exchanges  under  Section  1035:  Section 1035 of the Code permits  certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased through a tax-free exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August
14, 1982, then any distributions other than as annuity payments will be considered to come:
|X|      First,  from the amount of  "investment  in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the purchase  payments  made prior to
       August 14, 1982 (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the  amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  investment  in the contract  made prior to
August 14,  1982,  such  amounts are not  included in taxable  income.  Further,  distributions  received  that are considered  to be a return of  investment  on the contract  from  purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the
Code apply to distributions from annuities obtained as part of such an exchange.

On November 22, 1999,  the Internal  Revenue  Service issued an  acquiescence  in the decision of the United States
Tax Court in Conway v.  Commissioner  (111 T.C. 350 (1998)) that a taxpayer's  partial surrender of a non-qualified annuity  contract and direct  transfer of the resulting  proceeds for the purchase of a new  non-qualified  annuity contract  qualifies as a  non-taxable  exchange  under Section 1035 of the Internal  Revenue  Code.  "Acquiescence"
means that the IRS  accepts  the  holding of the Court in a case and that the IRS will  follow it in  disposing  of cases  with the same  controlling  facts.  Prior to the  Conway  decision,  industry  practice  has been to treat a partial  surrender of account  value as fully  taxable to the extent of any gain in the contract for tax  reporting purposes  and to  "step-up"  the basis in the  contract  accordingly.  However  with the IRS'  acquiescence  in the
Conway decision,  partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore  avoiding  current  taxation  of any gains in the  contract as well as the 10% IRS tax penalty on pre-age
59 1/2withdrawals.  The IRS reserved the right to treat  transactions  it considers  abusive as ineligible  for this favorable  partial 1035  exchange  treatment.  We do not know what  transactions  may be  considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will treat a partial  surrender of this type  involving a  non-qualified  annuity contract as a "tax-free" exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and  withholding  agent,  believe that we would be expected to deem the  transaction to be abusive.  However,  some insurance  companies  may not  recognize  these  partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as  subjecting  the taxable  portion of the distribution  to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles  expressed in the Conway decision appear  applicable to partial exchanges from life insurance, there is no guidance  from the Internal  Revenue  Service as to whether it concurs with  non-recognition  treatment under  Section 1035 of the Code for such  transactions.  We will  continue to report a partial  surrender of a life insurance  policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction  for the  remaining  life  insurance policy,  particularly  as to the subsequent  methods to be used to test for compliance  under the Code for both the definition of life insurance and the definition of a modified endowment contract.

Special  Considerations for Purchasers of the Enhanced  Beneficiary  Protection  Optional Death Benefit:  As of the
date of this  Prospectus,  it is our  understanding  that the charges related to the optional Death Benefit are not subject to current  taxation and we will not report them as such.  However,  the IRS could take the  position  that these charges should be treated as partial  withdrawals  subject to current taxation to the extent of any gain and, if  applicable,  the 10% tax  penalty.  We reserve the right to report  charges for the optional  Death  Benefit as partial  withdrawals if we, as a reporting and withholding agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be  suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have provided  summaries  of the types of  tax-qualified  retirement  plans  with which we may issue an  Annuity.  These summaries  provide general  information  about the tax rules and are not intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These  rules may include  limitations  on  contributions  and restrictions on  distributions,  including  additional  taxation of  distributions  and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and restrictions that are in  addition  to the  terms of the  Annuity.  The  application  of these  rules  depends  on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified plan, you should obtain  competent tax advice, both as to the tax treatment and  suitability  of such an  investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and  Profit-sharing  Plans:  Annuities may be used to fund employee benefits of various corporate pension and  profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including
401(k) plans.  Contributions  to such plans are not taxable to the employee until  distributions  are made from the retirement  plan.  The  Code  imposes  limitations  on the  amount  that  may be  contributed  and  the  timing  of distributions.  The tax treatment of distributions  is subject to special  provisions of the Code, and also depends on the  design  of the  specific  retirement  plan.  There  are  also  special  requirements  as to  participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of  retirement  plans  established  by  self-employed individuals  for  themselves  and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".
These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section  403(b) of the Code, a tax  sheltered  annuity  ("TSA") is a contract into which  contributions  may be made by certain  qualifying  employers such as public schools and certain  charitable, educational and scientific  organizations  specified in Section 501(c)(3) for the benefit of their employees.  Such contributions  are not taxable to the employee until  distributions  are made from the TSA. The Code imposes limits on contributions, transfers and distributions.  Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking  distributions from the contract  attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental  and certain  other  tax  exempt  employers  for their  employees  may  invest in  annuity  contracts.  The Code  limits contributions and distributions,  and imposes  eligibility  requirements as well.  Contributions are not taxable to employees  until  distributed  from the plan.  However,  plan assets  remain the  property of the  employer and are subject to the claims of the employer's  general  creditors until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Programs  or "IRAs":  Section 408 of the Code allows  eligible  individuals  to maintain an individual  retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be  eligible  to  establish  an IRA and the time when  distributions  must  commence.  Further,  an Annuity  may be
established  with  "roll-over"   distributions  from  certain  tax-qualified  retirement  plans  and  maintain  the tax-deferred status of these amounts.

Roth  IRAs:  A form  of IRA is  also  available  called  a  "Roth  IRA".  Contributions  to a Roth  IRA are not tax
deductible.  However,  distributions  from a Roth IRA are free from Federal income taxes and are not subject to the
10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion  from a traditional  IRA was made and the  distribution  is made (a) once the  taxpayer  is age 59 1/2or older,  (b) upon the
                          ---
death or disability  of the  taxpayer,  or (c) for qualified  first-time  home buyer  expenses,  subject to certain limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth IRAs will  receive a special  disclosure  document,  which  describes  limitations  on eligibility,  contributions,  transferability  and  distributions.  It also  describes the  conditions  under which distributions  from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred  basis and the conditions  under which  distributions  from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may establish  Simplified  Employee  Pensions or SEP
IRAs.  Employer  contributions  that may be made to  employee  SEP IRAs are  larger  than the  amounts  that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under Section 72 of the Code.  Under these rules,  a portion  of each  distribution  may be  excludable  from  income.  The  excludable  amount is the  proportion  of a distribution  representing  after-tax  contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a  distribution  from a Qualified  Contract made prior to age 59 1/2.  However,  the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent  to the death or  disability  of the taxpayer (for this purpose  disability is as defined in
     Section 72(m)(7) of the Code);
|X|      is part of a  series  of  substantially  equal  periodic  payments  to be paid not  less  frequently  than annually  for the  taxpayer's  life or life  expectancy  or for the joint  lives or life  expectancies  of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions  above which are followed by an asterisk (*) do not apply to IRAs.  Certain other  exceptions may be available.

Minimum  Distributions  after  age 70 1/2:  A  participant's  interest  in a  Qualified  Contract  must  generally  be distributed,  or begin to be  distributed,  by the  "required  beginning  date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.
      The retirement option is not available to IRAs.

The participant's  entire interest must be distributed  beginning no later than the required  beginning date over a period  which may not  extend  beyond a maximum  of the life or life  expectancy  of the  participant  (or the life expectancies  of the  owner  and a  designated  Beneficiary).  Each  annual  distribution  must  equal or  exceed a
"minimum  distribution  amount" which is determined by dividing the account value by the applicable life expectancy or pursuant to an annuity  payout.  If the account  balance is used,  it generally is based upon the Account  Value as of the close of business on the last day of the previous calendar year.

If the  participant  dies before  reaching his or her "required  beginning  date",  his or her entire interest must generally  be  distributed  within  five (5)  years of death.  However,  this  rule  will be  deemed  satisfied  if distributions  begin before the close of the calendar year following  death to a designated  Beneficiary (or over a period not extending  beyond the life  expectancy  of the  beneficiary).  If the  Beneficiary  is the  individual's surviving  spouse,  distributions  may be  delayed  until  the  deceased  owner  would  have  attained  age 701/2. A surviving  spouse  would  also  have  the  option  to  assume  the IRA as his or her  own if he or she is the  sole designated  beneficiary.  If a  participant  dies  after  reaching  his or her  required  beginning  date or  after distributions  have  commenced,  the  individual's  interest must  generally be  distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of insurance  companies).  If the  diversification  requirements under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations  prescribe  the  diversification  requirements  for variable  annuity  contracts.  We believe the  underlying  mutual fund  portfolios  should comply with the terms of these regulations.

Transfers  Between  Investment  Options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may  promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with  ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines  may or may not  address  the  number of  investment  options or the number of transfers between  investment  options offered under a variable  annuity.  It is not known whether such guidelines, if in fact  promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any  action,  including  modifications  to your  Annuity or the  Sub-accounts,  required  to comply  with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section 3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld depend upon the nature of the  distribution.  However,  under most  circumstances a recipient may elect not to have income taxes withheld or have income taxes  withheld at a different  rate by filing a completed  election form with
us.

Certain  distributions,  including  rollovers,  from most  Qualified  Contracts,  may be subject to  automatic  20%
withholding for Federal income taxes.  This will not apply to:
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments  for the life or life  expectancy  of the participant  in the  retirement  plan or the  life  or life  expectancy  of  such  participant  and his or her designated beneficiary under such plan; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount  received  directly or indirectly as a loan from, or any assignment or pledge  of any  portion  of the  value  of, an  annuity  before  annuity  payments  have  begun  are  treated  as a distribution  subject  to  taxation  under the  distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity  and while such  assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued for as Qualified
Contracts,  the cost basis of the annuity is  increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other  than the  spouse of the owner (or  former  spouse  incident  to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under  the  Code  certain  taxes  may be due  when  all or part of an  annuity  is transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract holder.  These  generation-skipping  transfers  generally  include  those  subject  to  federal  estate or gift tax rules.  There is an  aggregate  $1 million  exemption  from taxes for all such  transfers.  We may be  required  to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for  Contingent  Annuitants:  There may be  adverse  tax  consequences  if a  contingent  annuitant succeeds an annuitant  when the Annuity is owned by a trust that is neither tax exempt nor  qualifies for preferred treatment under certain sections of the Code. In general,  the Code is designed to prevent  indefinite  deferral of tax.  Continuing  the  benefit of tax  deferral  by naming one or more  contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax  deferral for an  indefinite  period.
Therefore,  adverse tax treatment may depend on the terms of the trust,  who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted  by law  and  subject  to  your  prior  consent,  to  provide  any  prospectus,  prospectus  supplements, confirmations,  statements  and reports  required  by  applicable  law or  regulation  to you through our  Internet
Website at  http://www.americanskandia.com  or any other electronic means,  including diskettes or CD ROMs. We send a  confirmation  statement  to you  each  time a  transaction  is made  affecting  Account  Value,  such as  making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly  statements  detailing the activity  affecting your Annuity during the calendar quarter.  You may request additional  reports.  We reserve the right to charge up to $50 for each such  additional  report.  Instead of  immediately  confirming  transactions made pursuant to some type of periodic  transfer  program (such as a dollar cost  averaging  program) or a periodic
Purchase Payment program,  such as a salary reduction  arrangement,  we may confirm such  transactions in quarterly statements.  You should review the information in these statements carefully.

All errors or corrections  must be reported to us at our Office as soon as possible to assure proper  accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us  otherwise  within 10 days from the date you receive the  confirmation.  For  transactions  that are only confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 10 days from the date you  receive  the  quarterly  statement.  All  transactions  confirmed  immediately  or by  quarterly statement  are deemed  conclusive  after the  applicable  10-day  period.  We may also send an annual  report and a semi-annual report containing  applicable financial  statements,  as of December 31 and June 30,  respectively,  to
Owners or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in
Connecticut  with  licenses  in all 50 states and the  District of  Columbia.  American  Skandia is a  wholly-owned subsidiary of American Skandia,  Inc.,  formerly known as American Skandia  Investment Holding  Corporation,  whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish  company.  American  Skandia markets its products to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American Skandia markets  through and in  conjunction  with financial  institutions  such as banks that are permitted  directly,  or through affiliates, to sell annuities.

American  Skandia is in the business of issuing variable  annuity and variable life insurance  contracts.  American
Skandia currently offers the following  products:  (a) flexible premium deferred annuities and single premium fixed deferred  annuities  that are  registered  with the SEC; (b) certain other fixed  deferred  annuities  that are not registered with the SEC; (c) certain group variable  annuities that are exempt from  registration with the SEC that serve as funding  vehicles for various types of qualified  pension and profit sharing  plans;  (d) a single premium variable life insurance  policy that is registered with the SEC; and (e) a flexible  premium life insurance  policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?
The assets  supporting  our  obligations  under the  Annuities  may be held in various  accounts,  depending on the obligation  being supported.  In the  accumulation  phase,  assets  supporting  Account Values are held in separate accounts  established  under  the laws of the  State of  Connecticut.  We are the  legal  owner  of  assets  in the separate  accounts.  In the payout phase,  assets  supporting  fixed annuity  payments and any  adjustable  annuity payments we make  available  are held in our general  account.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such separate  account  without  regard to other income,  gains or losses of American  Skandia or of any other of our  separate  accounts.  These assets may only be charged  with  liabilities  which  arise from the  annuity  contracts  issued by American  Skandia  Life  Assurance
Corporation.  The  amount  of our  obligation  in  relation  to  allocations  to the  Sub-accounts  is based on the investment  performance  of such  Sub-accounts.  However,  the  obligations  themselves  are our general  corporate obligations.

Separate Account B
During the accumulation  phase, the assets supporting  obligations based on allocations to the variable  investment options are held in Class 1 Sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as  "Separate  Account B".  Separate  Account B consists  of  multiple  Sub-accounts.  The name of each
Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  The names of each  Sub-account  are shown  in  the  Statement  of  Additional  Information.  Separate  Account  B was  established  by us  pursuant  to
Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance of Separate  Account B. The  Sub-accounts  offered  pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate
Account  B has a  different  level  of  charges  assessed  against  such  Sub-accounts.  You will  find  additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act")
as a unit investment  trust,  which is a type of investment  company.  This does not involve any supervision by the
SEC of the investment  policies,  management or practices of Separate Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund portfolio.

We  reserve  the  right  to  make  changes  to  the  Sub-accounts  available  under  the  Annuity  as we  determine appropriate.  We may  offer  new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at  our  sole discretion.  We may also close  Sub-accounts  to  additional  Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after  specified  dates.  We may also  substitute an underlying mutual fund or  portfolio  of an  underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the
Investment  Company Act of 1940. We will notify Owners of changes we make to the  Sub-accounts  available under the
Annuity.

Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any
Sub-account.  Your Account  Value  allocated  to the  Sub-accounts  may  increase or decrease.  You bear the entire investment risk.

Separate Account D
During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in American
Skandia Life Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D. Such obligations are  based on the  fixed  interest  rates we credit to Fixed  Allocations  and the  terms of the  Annuities.  These obligations do not depend on the investment  performance  of the assets in Separate  Account D. Separate  Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An
Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the investment  gain or loss on assets  maintained  in Separate  Account D. Such gain or loss accrues  solely to us. We retain  the risk that the  value of the  assets  in  Separate  Account  D may drop  below  the  reserves  and other liabilities  we must  maintain.  Should the value of the assets in  Separate  Account D drop below the  reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets, we will transfer assets from our general  account to  Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets maintained in Separate Account
D. Each manager we employ is  responsible  for  investment  management of a different  portion of Separate  Account
D. From time to time  additional  investment  managers  may be  employed  or  investment  managers  may cease being employed.  We are under no obligation to employ or continue to employ any investment manager(s).

We are not  obligated  to invest  according  to  specific  guidelines  or  strategies  except as may be required by
Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each  underlying  mutual fund is  registered as an open-end  management  investment  company  under the  Investment
Company Act.  Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance companies  offering  variable  annuity and variable life insurance  products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the  underlying  mutual funds in which the  Sub-accounts  invest.  However, under SEC rules,  you have  voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an underlying  mutual fund portfolio  requests a vote of shareholders,  we will vote our shares in the manner directed by Owners with Account Value  allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not  receive  voting  instructions  in  relation  to certain  shares,  we will vote  those  shares in the same  manner  and  proportion  as the shares for which we have received  instructions.  We will furnish  those  Owners who have Account  Value  allocated to a  Sub-account  whose underlying  mutual fund  portfolio has  requested a "proxy" vote with the necessary  forms to provide us with their instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund portfolio to their  respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance products.  Differences may also occur  surrounding the offering of an underlying  mutual fund portfolio to variable life  insurance  policies  and  variable  annuity  contracts  that we offer.  Under  certain  circumstances,  these differences  could be considered  "material  conflicts,"  in which case we would take  necessary  action to protect persons with voting  rights under our variable  annuity  contracts  and variable life  insurance  policies  against persons  with  voting  rights  under  other  insurance  companies'  variable  insurance  products.  If a  "material conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take  necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life insurance and variable annuity contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Fees Payable by Underlying Funds
American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American Skandia,  Inc., is the distributor  and  principal  underwriter  of the  securities  offered  through  this  prospectus.  ASM  acts as the distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc.,  a  family  of  retail  mutual  funds.  ASM also  acts as an  introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Annuity.

ASM's  principal  business  address is One  Corporate  Drive,  Shelton,  Connecticut  06484.  ASM is  registered as broker-dealer  under  the  Securities  Exchange  Act of 1934  ("Exchange  Act")  and is a  member  of the  National
Association of Securities Dealers, Inc. ("NASD").

The  Annuity  is  offered  on a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent broker-dealers  who are  registered  under the  Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are  solicited  by  registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law. In addition,
ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to  firms  on  sales  of the  Annuity  according  to one or more  schedules.  The  individual representative  will receive a portion of the  compensation,  depending  on the practice of the firm.  Compensation is generally  based on a percentage of Purchase  Payments made, up to a maximum of 7.0%.  Alternative  compensation schedules are available that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation  for providing  ongoing service to you in relation to the Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate  compensation or reimbursement for, among other things,  training of sales personnel,  marketing  or  other  services  they  provide  to us or  our  affiliates.  We or  ASM  may  enter  into compensation  arrangements  with certain firms.  These  arrangements will not be offered to all firms and the terms of such  arrangements  may  differ  between  firms.  Any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the  extent  permitted  by NASD rules and other  applicable  laws and regulations,  ASM may  pay or  allow  other  promotional  incentives  or  payments  in the  form  of cash or  other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate  performance for the  Sub-accounts are found in the Statement of Additional  Information.  This information may help you review the  performance of the investment  options and provide a basis for comparison with other  annuities.  It may be less useful when  comparing  the  performance  of the  investment  options  with other savings or investment  vehicles.  Such other investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally other savings or investment  vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may  advertise  the  performance  of the  underlying  mutual  fund  portfolios  in the  form of  "Standard"  and
"Non-standard"  Total Returns.  "Standard  Total Return"  figures assume that all charges and fees are  applicable, including any  contingent  deferred sales charge that may apply for the period shown.  "Non-standard  Total Return"
figures may be used that do not reflect all fees and charges.  Non-standard  Total  Returns are  calculated  in the same  manner as  standardized  returns  except that the  calculations  may assume no  redemption  at the end of the applicable  periods.  These  figures  may not take into  consideration  the  Annuity's  contingent  deferred  sales charge.  Standard and  Non-standard  Total  Returns will not reflect  charges that apply to either  Optional  Death
Benefit.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Performance  information  on the  Sub-accounts  is  based on past  performance  only  and is not an  indication  or representation  of future  performance.  Performance of the  Sub-accounts  is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the underlying mutual  funds  to such  conditions.  Actual  performance  will  also  depend  on  changes  in the  expenses  of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each Sub-account will affect performance.

Some of the underlying  mutual fund portfolios  existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the  Sub-accounts  have not. Such  hypothetical  historical  performance is calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical performance of the underlying mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are  crediting to new Fixed  Allocations.  Information  on current  rates will be as of the date  specified in such advertisement.  Rates will be included in  advertisements  to the extent  permitted  by law.  Given that the actual rates  applicable  to any Fixed  Allocation  are as of the date of any such  Fixed  Allocation's  Guarantee  Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance  of our  Sub-accounts  with: (a) certain  unmanaged market  indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the
NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley Capital
International Index of Europe,  Asia and Far East Funds, and the Morgan Stanley Capital  International World Index;
and/or (b) other  management  investment  companies  with  investment  objectives  similar  to the  mutual  fund or portfolio  underlying  the  Sub-accounts  being  compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money,  Barron's,
Business Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual
Funds  Survey,  Lipper  Annuity  and Closed End Survey,  the  Variable  Annuity  Research  Data  Survey,  SEI,  the
Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay minimum death benefits,  pay annuity payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION
A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the  registration  statement we filed with the SEC regarding  this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials  at the  prescribed  rates from the SEC's  Public  Reference  Section,  450 Fifth  Street N.W.,
Washington,  D.C., 20549. You may inspect and copy those registration  statements and exhibits thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  7 World Trade
Center,  New York, NY, and the Everett McKinley Dirksen  Building,  219 South Dearborn Street,  Chicago,  IL. These
documents,  as well as  documents  incorporated  by  reference,  may also be obtained  through  the SEC's  Internet
Website  (http://www.sec.gov)  for  this  registration  statement  as  well  as for  other  registrants  that  file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the  extent  and only to the  extent  that any  statement  in a document  incorporated  by  reference  into this
Prospectus  is  modified or  superseded  by a statement  in this  Prospectus  or in a  later-filed  document,  such statement is hereby deemed so modified or  superseded  and not part of this  Prospectus.  The Annual Report on Form
10-K for the year ended  December 31, 1999  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will  furnish  you  without  charge a copy of any or all of the  documents  incorporated  by  reference  in this
Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our  Customer  Service  Team at  1-800-752-6342  or our  automated  telephone  access and response system (STARS) at 1-800-766-4530
|X|      writing to us at American  Skandia Life  Assurance  Corporation,  Attention:  Customer  Service,  P.O. Box
       7038, Bridgeport, Connecticut 06601-7038
|X|      sending  an  email  to   customerservice@americanskandia.com   or  visiting   our   Internet   Website  at
       www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain  account  information  through our automated  telephone  access and response  system  (STARS) and at
www.americanskandia.com,  our Internet  Website.  Our Customer  Service  representatives  are also available during business hours to provide you with information  about your account.  You can request certain  transactions  through our telephone voice response system,  our Internet Website or through a customer  service  representative.  You can provide  authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or a  financial  professional,  to access  your  account  information  and  perform  certain  transactions  on your account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We  require  that  you or  your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our  Internet  Website.  This may  include a Personal  Identification
Number  (PIN) that will be  provided  to you upon issue of your  Annuity or you may  establish  or change  your PIN through our automated  telephone  access and response system (STARS) and at  www.americanskandia.com,  our Internet
Website.  Any third party that you authorize to perform  financial  transactions on your account will be assigned a
PIN for your account.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your Annuity using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American  Skandia does not guarantee  access to telephonic  and  electronic  information or that we will be able to accept  transaction  instructions  via the telephone or electronic  means at all times.  American  Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the "Securities Act") may be
permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing  provisions,  the registrant  has been  informed  that in the opinion of the SEC such  indemnification  is against  public  policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  neither we nor ASM were  involved in any  litigation  outside of the  ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal occupations  are indicated  below.  The  immediately  preceding work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

                                           (TO BE PROVIDED BY AMENDMENT)

56

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

A-2

                             APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                                            (To Be Filed By Amendment)

                                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                 (TO BE FILED BY AMENDMENT)

B-6

                       APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that  commenced  operations  prior to January 1, 2001 are shown below. All or some of these  Sub-accounts  were available during the periods shown as investment  options for other variable  annuities we offer pursuant to different  prospectuses.  The Insurance  Charge assessed against the
Sub-accounts  under the terms of those other variable  annuities are the same as the charges  assessed against such
Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit  Prices And  Numbers  Of Units:  The  following  table  shows:  (a) the Unit  Price,  as of the dates shown,  for Units in each of the Class 1  Sub-accounts  of Separate  Account B that commenced  operations  prior to
January 1, 2001 and are being  offered  pursuant to this  Prospectus  or which we offer  pursuant to certain  other prospectuses;  and (b) the number of Units  outstanding in each such  Sub-account  as of the dates shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in  parentheses.  The  portfolios  in which a particular  Sub-account  invests  may or may not have  commenced  operations  prior to the  date  such  Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                                $23.45      12.54      11.46      11.39       10.23          -          -         -        -
Number of Units                        8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units                                -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity
(3)
(1989)                                    $43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37    13.69
Unit Price                            16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773 1,092,902
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)                                                                          -           -          -          -         -        -
Unit Price                                $24.16      13.41      11.70          -           -          -          -         -        -
Number of Units                       61,117,418 43,711,763 21,405,891
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                                $21.66      13.30      11.35          -           -          -          -         -        -
Number of Units                        6,855,601  5,670,336  2,857,188          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International
Growth II (4)
(1994)
Unit Price                                $17.10      13.14      11.69      11.70       10.39       9.49          -         -        -
Number of Units                       28,704,924 34,328,425 37,784,426 32,628,595  17,935,251 11,166,758          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                                $11.01          -          -          -           -          -          -         -        -
Number of Units                          116,756          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)
(1994)
Unit Price                                $42.08      17.64      17.28      16.54       13.97      10.69          -         -        -
Number of Units                       32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -        -
------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Small-
Cap Growth (6)
(1999)
Unit Price                                $15.37          -          -          -           -          -          -         -        -
Number of Units                       53,349,003          -          -          -           -          -          -         -        -
                                                                                                                              ---------
------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Small
Cap Value
(1998)
Unit Price                                $10.57       9.85          -          -           -          -          -         -        -
Number of Units                        6,597,544  4,081,870          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (7)
(1997)
Unit Price                                $11.11      11.20      12.70          -           -          -          -         -        -
Number of Units                       21,340,168 24,700,211 14,612,510          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (8)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (9)
(1994)
Unit Price                                $28.58      19.15      16.10      13.99       12.20       9.94          -         -        -
Number of Units                       13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (10)
(1993)
Unit Price                                $16.78      16.10      16.72      13.41       12.20       9.81      10.69         -        -
Number of Units                       37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth (11)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Kinetics Internet
(2)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                                $15.88      12.57      14.46      14.19       11.01          -          -         -        -
Number of Units                        6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth (12)
(1996)
Unit Price                                $20.44      15.48      12.33      10.89           -          -          -         -        -
Number of Units                       17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                                $11.27          -          -          -           -          -          -         -        -
Number of Units                          409,467          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                                $21.06      14.00      10.03          -           -          -          -         -        -
Number of Units                       78,684,943 40,757,449    714,309          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                                $60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51        -
Number of Units                       94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Strategic
Value (2)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                                 $8.35       8.28          -          -           -          -          -         -        -
Number of Units                        6,224,365  3,771,461          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (13)
(1998)
Unit Price                                $15.08      12.61          -          -           -          -          -         -        -
Number of Units                       39,825,951 22,421,754          -          -           -          -          -         -        -

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (14)
(1997)
Unit Price                                $16.19      13.35      12.06          -           -          -          -         -        -
Number of Units                       21,361,995 13,845,190  9,523,815          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (15)
(1992)
Unit Price                                $27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60        -
Number of Units                       52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949        -
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                                $10.49          -          -          -           -          -          -         -        -
Number of Units                          741,323          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                                $21.31      19.34      17.31      14.23       12.33       9.61          -         -        -
Number of Units                       46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (16)
(1993)
Unit Price                                $21.19      17.78      15.98      13.70       12.49      10.34      10.47         -        -
Number of Units                       23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                                $14.90      13.37      11.18          -           -          -          -         -        -
Number of Units                       13,944,535  6,714,065  2,560,866          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                                $19.70      18.12      15.53      13.30       11.92       9.80          -         -        -
Number of Units                       22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (17)
(1994)
Unit Price                                $10.69      11.82      10.45      10.98       10.51       9.59          -         -        -
Number of Units                       12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                                $14.38      14.30      14.13      12.62       11.27       9.56          -         -        -
Number of Units                       41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)                                         -          -          -          -           -          -          -         -        -
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                                $13.09      13.43      12.44      11.48       11.26       9.61          -         -        -
Number of Units                       73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                                $11.96      11.73      11.26      10.62       10.37          -          -         -        -
Number of Units                       32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                                $12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01        -
Number of Units                      187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872        -

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                                $10.06       6.19      10.05      10.25           -          -          -         -        -
Number of Units                       12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -        -

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                                 $9.96          -          -          -           -          -          -         -        -
Number of Units                          136,006          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                                 $9.17       9.53         -           -          -          -           -         -        -
Number of Units                        2,826,839  1,148,849         -           -          -          -           -         -        -

Rydex Variable Trust
-
Nova
(1999)                                    $10.82          -          -          -           -          -          -         -        -
Unit Price                             5,474,129          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                                     $9.28          -          -          -           -          -          -         -        -
Unit Price                             1,803,669          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
OTC
(1999)                                    $17.07          -          -          -           -          -          -         -        -
Unit Price                            18,520,440          -          -          -           -          -          -         -        -
Number of Units

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                                $16.52          -          -          -           -          -          -         -        -
Number of Units                        4,622,242          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                                $11.34          -          -          -           -          -          -         -        -
Number of Units                          786,518          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                                $11.41          -          -          -           -          -          -         -        -
Number of Units                          759,104          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                                $15.17          -          -          -           -          -          -         -        -
Number of Units                        4,184,526          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                                $13.91          -          -          -           -          -          -         -        -
Number of Units                        2,022,585          -          -          -           -          -          -         -        -

Evergreen VA -  Global
Leaders
(1999)
Unit Price                                $11.72          -          -          -           -          -          -         -        -
Number of Units                           23,101          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                                $12.19          -          -          -           -          -          -         -        -
Number of Units                          152,342          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2000)
Unit Price
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Capital
Growth
(2000)
Unit Price
Number of Units

ProFund VP -
Europe 30
(1999)
Unit Price                                $12.24          -          -          -           -          -          -         -        -
Number of Units                          273,963          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap (18)
(1999)
Unit Price                                $11.96          -          -          -           -          -          -         -        -
Number of Units                          813,904          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                                $23.58          -          -          -           -          -          -         -        -
Number of Units                        2,906,024          -          -          -           -          -          -         -        -

First Trust(R)10
Uncommon Values (19)
(2000)
Unit Price                                     -          -          -          -           -          -          -         -        -
Number of Units                                -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

1.       Effective October 15, 1996,  Founders Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor of the  Portfolio,  then named  "Seligman
     Henderson International Small Cap Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective  May 3, 1999, A I M Capital  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Between
     October 15, 1996 and May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as
     Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
4.       Effective  May  1,  2000,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Prior to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served  as  Sub-advisor  of the
     Portfolio, then named "AST T. Rowe Price International Equity Portfolio."
5.       Effective  December 31, 1998 Janus Capital  Corporation  became  Sub-advisor  of the  Portfolio.  Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named
     "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001 the name of the portfolio  changed to the AST Scudder  Small-Cap  Growth  Portfolio.
     Prior to May 1, 2001 the Portfolio was named the AST Kemper Small-Cap Growth Portfolio.
7.       Effective October 13, 2000, GAMCO Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October
     13, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe
     Price Small Company Value Portfolio."
8.       This Portfolio was first offered as a Sub-account on May 1, 2000.
9.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor to the Portfolio.  Prior to
     May 1, 1998,  Berger  Associates,  Inc.  served as Sub-advisor to the  Portfolio,  then named "Berger  Capital
     Growth Portfolio."
10.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor to the Portfolio.  Prior to
     May 1, 1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated
     Utility Income Portfolio."
11.      This Portfolio was first offered as a Sub-account on January 3, 2000.
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Between
     December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named
     "AST  Oppenheimer  Large-Cap  Growth  Portfolio."  Prior to December 31, 1998,  Robertson,  Stephens & Company
     Investment  Management,  L.P. served as Sub-advisor of the Portfolio,  then named "Robertson  Stephens Value +
     Growth Portfolio."
13.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     May 1, 2000,  Bankers Trust Company  served as  Sub-advisor  of the  Portfolio,  then named "AST Bankers Trust
     Managed Index 500 Portfolio."
14.      Effective  May  3,  1999,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
15.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Prior to
     May 1, 2000,  Lord,  Abbett & Co. served as Sub-advisor  of the Portfolio,  then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective  May 3, 1999, A I M Capital  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Between
     October 15, 1996 and May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam  Balanced."  Prior to October 15, 1996,  Phoenix  Investment  Counsel,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
17.      Effective  October  2000,  T.  Rowe  Price  International,  Inc.  became  Sub-advisor  of  the  Portfolio.
     Effective  May 1,  2000,  the name of the  Portfolio  was  changed  to the "AST T. Rowe  Price  Global  Bond".
     Effective May 1, 1996, Rowe Price-Fleming  International,  Inc. became Sub-advisor of the Portfolio.  Prior to
     May 1, 1996,  Scudder,  Stevens & Clark, Inc. served as Sub-advisor of the Portfolio,  then named "AST Scudder
     International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the
Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account
Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's  Account  Value has been  increasing  due to positive  market  performance.  On the date we receive  due proof of death,  the Account  Value is $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($75,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Percentage Gain Death Benefit = $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been  decreasing due to declines in market  performance.  On the date we receive  due proof of death,  the Account  Value is $45,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($50,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Percentage Gain Death Benefit = $50,000 + $0 = $50,000

In this example you would  receive no  additional  benefit from  purchasing  the  Enhanced  Beneficiary  Protection
Optional Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death,  the  Account  Value is $90,000.  The Highest  Anniversary  Value at the end of
any previous period is $72,000.  The Death Benefit would be the Account Value ($90,000)  because it is greater than the  Highest  Anniversary  Value  ($72,000)  or the sum of  prior  Purchase  Payments  increased  by 5.0%  annually
($73,872.77).

Example of market decrease
Assume that the Owner's  Account  Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is
$48,000.  The Highest  Anniversary  Value at the end of any previous period is $54,000.  The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually  ($73,872.77)  because it is greater than the Highest
Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue
Date. On the sixth  anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account
Value increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death  Benefit  would be the Highest  Anniversary  Value at the end of any previous  period  ($90,000), which occurred on the sixth  anniversary,  although the Account Value was higher during the subsequent  period. The
Account  Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior  Purchase
Payments increased by 5.0% annually ($73,872.77).

                     APPENDIX D - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

SUMMARY OF CONTRACT FEES AND EXPENSES

Contingent Deferred Sales Charge:

The CDSC schedule is as follows:

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          7.0    6.0    5.0    4.0    3.0   2.0    1.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

PURCHASING YOUR ANNUITY

Owner,  Annuitant and Beneficiary  Designations:  The  designation of Contingent  Participant is not allowed on the
Annuity Date.

MANAGING YOUR ANNUITY

"May I Change the Owner, Annuitant and Beneficiary Designations?":  The following condition has been removed:
                                                                                                     -------
|X|      A new  Annuitant  subsequent  to  the  Annuity  Date  if  the  annuity  option  selected  includes  a life contingency.

"May I Return  the  Annuity  if I Change My  Mind?":  The  "free-look"  period is within 21 days of  receipt of the
Annuity  and  within  10 days of  receipt  for  IRAs.  The  amount  to be  refunded  is the  Account  Value  in the
Sub-accounts  plus the  Interim  Value of the  Fixed  Allocations  and for IRAs the  amount to be  refunded  is the greater of Premium or Account Value.

MANAGING YOUR ACCOUNT VALUE

"Are There Restrictions or Charges on Transfers Between Investment Options?":

 A specific  authorization  form MUST be completed  which  authorizes  us to accept  transfers via phone or through means such as electronic mail.

"Do You Offer Dollar Cost  Averaging?":  You must have a minimum  Account  Value of at least $20,000 to enroll in a
Dollar Cost Averaging program.

"Do You Offer any Automatic  Rebalancing  Programs?":  You must have a minimum Account Value of at least $20,000 to enroll in automatic rebalancing.

"How Does the Market Value Adjustment Work?":  The definitions changed in this section are as follows:

|X|      "J":  is the  interest  rate for your class of  annuities  being  credited to new Fixed  Allocations  with
     Guarantee  Period  durations  equal to the number of years  (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed  Allocation's  Guarantee  Period)  remaining in the
     Fixed Allocation's Guarantee Period.

|X|      "N": is the number of months  (rounded to the next higher  integer when  occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in the Fixed Allocation's Guarantee Period.

"What  Happens When My Guarantee  Period  Matures?":  We will notify you of the Guarantee  Periods  available as of the date of such  notice,  at least 45 days and not more than 60 days prior to the  Maturity  Date.  No MVA applies to any amounts  allocated  to a particular  Fixed  Allocation  if you withdraw all or part of the Account  value in such  Fixed  Allocation  within  30  days  of  maturity.  If you are age 55 or  older  you  may  invest  in a Fixed
Allocation with a Guarantee Period of less than five years.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit was never available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

"How Much Can I  Withdraw  as a Free  Withdrawal?":  The  Minimum  Distribution  provision  is only  available  for annuities  issued under  Section  403(b) of the IRS Code or for IRA's where  Minimum  Distributions  are  required.
Minimum Distributions are not available for any other contracts.

"What is a Medically-Related Surrender and How Do I Qualify?":  This section is deleted in its entirety.

"What Types of Annuity  Payment  Options are Available  Upon  Annuitization?":  The Annuity Date may not exceed the first day of the calendar  month  following  the  Annuitant's  90th  birthday.  Additionally,  the minimum  annuity payment allowed is $20 per month.

DEATH BENEFIT

As of the date of this Prospectus, the optional death benefits are not available.

VALUING YOUR INVESTMENT

The following section is added:

Deferral of  Transactions:  If we defer a distribution  or transfer from any Fixed  Allocation or any fixed annuity payout for more than 10 days, we pay interest  using our then current  crediting  rate for this  purpose,  which is not less than 3% per year on the amount deferred.

GENERAL INFORMATION

Separate Account B: We reserve the right to add  Sub-accounts,  eliminate  Sub-accounts,  to combine  Sub-accounts, or to  substitute  underlying  mutual funds or portfolios  of  underlying  mutual  funds.  In addition to obtaining prior approval from the insurance  department of our state of domicile before making such a substitution,  deletion or addition,  any such changes are subject to the approval of the  Superintendent of Insurance for the State of New
York.

                                        APPENDIX E - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

===================================================================================================================
American  Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and
October 22, 2000. The  description  below of the  Performance  Advantage  benefit  applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
===================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account Value and Surrender  Value of the Annuity,  both amounts will not include any Target
                       -------------     ----------------
Value Credits (described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity provides variable  investment options and fixed investment  options.  Only the fixed investment options provide a guaranteed  return on your  investment,  subject to certain terms and conditions.  However,  your Annuity includes a feature at no additional  cost that provides  certain  benefits if your Account Value has not reached or exceeded a "target  value" on its 10th  anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date, your  Account  Value has not reached the target  value (as defined  below) you can choose  either of the  following benefits:

|X|      You may continue your Annuity without  electing to receive  Annuity  payments and receive an annual credit
                                                                                                      ------
     to your Account Value  payable until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the average of your Annuity's  Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X|      You may begin  receiving  Annuity  payments  within one year and accept a one-time  credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all
     Purchase  Payments  allocated in the prior five years. The annuity option you select must initially  guarantee payments for not less than seven years.

Following  the 10th  anniversary  of your  Annuity's  Issue Date,  we will inform you if your Account Value did not meet or exceed the Target  Value.  We will  assume  that you have  elected  to  receive  the annual  credit to your
Account Value unless,  not less than 30 days prior to the next  anniversary of the Annuity,  we receive at our home office your election to begin receiving Annuity payments.

Certain  provisions  of this benefit and of the Target  Value  Credits  described  below may differ if you purchase your  Annuity as part of an  exchange,  replacement  or transfer,  in whole or in part,  from any other  Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target  Value is a tool used to determine  whether you are  eligible to elect either of the benefits  described above.  The Target  Value does not impact the Account  Value  available  if you  surrender  your  Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity  Years that will allow your initial  investment  to double in value, adjusted  for any  withdrawals  and/or  additional  Purchase  Payments  you  make  during  the 10 year  period.  We calculate the "Target Value" as follows:

1.       Accumulate the initial  Purchase  Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus
                               ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus
                                                             -----
3.       Each "proportional  reduction"  resulting from any withdrawal,  accumulating at an annual interest rate of
     7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine each  "proportional  reduction" by  determining  the percentage of your Account Value then withdrawn and  reducing  the Target  Value by that same  percentage.  We include any  withdrawals  under your Annuity in this calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity,  but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume  you make an  initial  Purchase  Payment of $10,000  and make no  further  Purchase  Payments.  The
     Target Value on the 10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year 6, your Account  Value has  increased  to $15,000 and you make a withdrawal  of 10% or $1,500.
     The  Target  Value on the 10th  anniversary  would be  $18,722.  This is equal to $10,000  accumulating  at an annual  rate of 7.2% for the  10-year  period,  minus the  proportional  reduction  accumulating  at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any anniversary of the Issue Date.  If you elect to restart the  calculation  period,  we will treat your Account Value on the restart date as if it was your  Purchase  Payment when  determining  if your  Annuity's  Account Value meets or exceeds the
Target  Value on the  appropriate  tenth (10th)  anniversary.  You may elect to restart the  calculation  more than once,  in which case,  the 10-year  calculation  period will begin on the date of the last  restart  date.  We must receive your election to restart the  calculation at our home office not later than 30 days after each  anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are  additional  amounts that we apply to your Account Value to increase the  likelihood  that your  Account  Value will meet or exceed  the Target  Value.  Target  Value  Credits  are  payable on all  Purchase
Payments applied before the first anniversary of the Issue Date of your Annuity.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments if the Owner(s) of the Annuity  is(are) less than age 81 on its
Issue Date. If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the
Issue Date.  The Target  Value  Credit is payable  from our  general  account and is  allocated  to the  investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value  Credits will not be available  if you purchase  your Annuity as part of an exchange,  replacement  or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits
We can recover the amount of any Target Value Credit under the following circumstances:
1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3.       If a person on whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which triggers a medically-related surrender
(a)      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
(b)      within 10 years after the date a Target  Value Credit was  allocated  to your  Account  Value if any owner was over age 70 on the Issue  Date,  or, if the Annuity  was then owned by an entity,  the  Annuitant was over age 70 on the Issue Date.

                                    American Skandia Life Assurance Corporation
                                             Attention: Concierge Desk

                                               For Written Requests:

                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                             For Electronic Requests:

                                        customerservice@americanskandia.com

                                              For Requests by Phone:

                                                  1-800-752-6342

=================================================================================================
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER
                  DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY  DESCRIBED IN PROSPECTUS  ASAP2-PROS
                  (05/2001).
=================================================================================================
=================================================================================================

=================================================================================================

                              -------------------------------------------------------
                                                 (print your name)

                              -------------------------------------------------------
                                                     (address)

                              -------------------------------------------------------
                                               (city/state/zip code)

        ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        at

                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                                        or

                                        customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                  Distributed by:

                                     AMERICAN SKANDIA MARKETING, INCORPORATED
                                                One Corporate Drive
                                            Shelton, Connecticut 06484
                                              Telephone: 203-926-1888
                                          http://www.americanskandia.com

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The fixed  investment  options  under the  Annuity are issued by
AMERICAN  SKANDIA LIFE  ASSURANCE  CORPORATION.  The assets  supporting  the fixed  investment  options are  maintained  in AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION SEPARATE ACCOUNT D, a non-unitized  separate account, and registered solely under the Securities
Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)                            2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   4

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              4

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      6
|X|      Total Return                                                                                                     6

How the Unit Price is Determined                                                                                          9

Additional Information on Fixed Allocations                                                                               9
|X|      How We Calculate the Market Value Adjustment                                                                    10

General Information                                                                                                      11
|X|      Voting Rights                                                                                                   11
|X|      Modification                                                                                                    12
|X|      Deferral of Transactions                                                                                        12
|X|      Misstatement of Age or Sex                                                                                      12
|X|      Ending the Offer                                                                                                12

Independent Auditors                                                                                                     13

Legal Experts                                                                                                            13

Financial Statements                                                                                                     13
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)              14

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THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITIES FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF
THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION,  P.O. BOX 883, SHELTON,  CONNECTICUT 06484, OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
ASAP2 - SAI (05/2001)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance companies.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate Account B. The  Sub-accounts  offered pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate  Account B has a different level of charges assessed against such  Sub-accounts.  Each Sub-account  invests  exclusively in an underlying mutual fund or a portfolio  of an  underlying  mutual  fund.  You will find  additional  information  about these  underlying  mutual  funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the  Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of Sub-accounts as variable investment  options.  Certain  Sub-accounts may not be available in all  jurisdictions.  If and when we obtain  approval of the  applicable  authorities  to make such variable  investment options available,  we will notify Owners of the availability of such  Sub-accounts.  As of the date of the Prospectus and Statement of Additional  Information,  our  Sub-accounts  and the  underlying  mutual funds or portfolios in which they invest are as follows.
Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.

         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio
         ------------------------------                                                    --------------------------------

         AST Founders Passport                                                                       AST Founders Passport
         AST Scudder Japan                                                                               AST Scudder Japan
         AST AIM International Equity                                                         AST AIM International Equity
         AST Janus Overseas Growth                                                               AST Janus Overseas Growth
         AST American Century International Growth                               AST American Century International Growth
         AST American Century International Growth II                         AST American Century International Growth II
         AST MFS Global Equity                                                                       AST MFS Global Equity
         AST Janus Small-Cap Growth                                                             AST Janus Small-Cap Growth
         AST Scudder Small-Cap Growth                                                         AST Scudder Small Cap Growth
         AST Federated Aggressive Growth                                                   AST Federated Aggressive Growth
         AST LA Small Cap Value                                                            AST Lord Abbett Small Cap Value
         AST Gabelli Small-Cap Value                                                           AST Gabelli Small-Cap Value
         AST Janus Mid-Cap Growth                                                                 AST Janus Mid-Cap Growth
         AST NB Mid-Cap Growth                                                         AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                           AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                 AST Alger All-Cap Growth
         AST Gabelli All-Cap Value                                                               AST Gabelli All-Cap Value
         AST Kinetics Internet                                                                       AST Kinetics Internet
         AST AIM Dent Demographic Trends                                                   AST AIM Dent Demographic Trends
         AST T. Rowe Price Natural Resources                                           AST T. Rowe Price Natural Resources
         AST Alliance Growth                                                                           AST Alliance Growth
         AST MFS Growth                                                                                     AST MFS Growth
         AST Marsico Capital Growth                                                             AST Marsico Capital Growth
         AST JanCap Growth                                                                               AST JanCap Growth
         AST Janus Strategic Value                                                               AST Janus Strategic Value
         AST Alliance/Bernstein Growth + Value                                       AST Alliance/Bernstein Growth + Value
         AST Sanford Bernstein Core Value                                                 AST Sanford Bernstein Core Value
         AST Cohen & Steers Realty                                                               AST Cohen & Steers Realty
         AST Sanford Bernstein Managed Index 500                                   AST Sanford Bernstein Managed Index 500
         AST American Century Income & Growth                                         AST American Century Income & Growth
         AST Alliance Growth and Income                                                      AST Alliance Growth and Income
         AST MFS Growth with Income                                                              AST MFS Growth with Income
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST AIM Balanced                                                                                  AST AIM Balanced
         AST American Century Strategic Balanced                                    AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                              AST T. Rowe Price Asset Allocation
         AST T. Rowe Price Global Bond                                                        AST T. Rowe Price Global Bond
         AST Fed High Yield                                                                        AST Federated High Yield
         AST Lord Abbett Bond-Debenture                                                      AST Lord Abbett Bond-Debenture
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                  AST Money Market

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         WFVT Equity Income                                           Equity Income portfolio of Wells Fargo Variable Trust
         WFVT Equity Value                                             Equity Value portfolio of Wells Fargo Variable Trust

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Financial Services             Financial Services portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Telecommunications                                                    Telecommunications portfolio of
                                                                                    INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.

         Evergreen VA Capital Growth                           Capital Growth portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Global Leaders                           Global Leaders portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Omega                                             Omega portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Special Equity                           Special Equity portfolio of Evergreen Variable Annuity Trust

         ProFund VP Europe 30                                                            Europe 30 portfolio of ProFunds VP
         ProFund VP UltraSmall-Cap                                                  UltraSmall-Cap portfolio of ProFunds VP
         ProFund VP UltraOTC                                                              UltraOTC portfolio of ProFunds VP
         ProFund VP OTC                                                                        OTC portfolio of ProFunds VP
         ProFund VP Bear                                                                      Bear portfolio of ProFunds VP
         ProFund VP Bull Plus                                                            Bull Plus portfolio of ProFunds VP
         ProFund VP Biotechnology                                                    Biotechnology portfolio of ProFunds VP
         ProFund VP Energy                                                                  Energy portfolio of ProFunds VP
         ProFund VP Financial                                                            Financial portfolio of ProFunds VP
         ProFund VP Healthcare                                                          Healthcare portfolio of ProFunds VP
         ProFund VP Real Estate                                                        Real Estate portfolio of ProFunds VP
         ProFund VP Technology                                                          Technology portfolio of ProFunds VP
         ProFund VP Telecommunications                                          Telecommunications portfolio of ProFunds VP
         ProFund VP Utilities                                                            Utilities portfolio of ProFunds VP

         First Trust 10 Uncommon Values                                         First Trust 10 Uncommon Values portfolio of
                                                                                           First Defined Portfolio Fund LLC

A brief summary of the investment  objectives and policies of each  underlying  mutual fund portfolio is found in the  Prospectuses.
More detailed information about the investment  objectives,  policies,  charges,  operations,  the attendant risks and other details pertaining  to each  underlying  mutual fund  portfolio  are  described in the  prospectus  of each  underlying  mutual fund and the statements of additional  information for such underlying  mutual fund. Also included in such  information is the investment  policy of each  mutual  fund or  portfolio  regarding  the  acceptable  ratings  by  recognized  rating  services  for bonds and other debt obligations.  There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each  underlying  mutual fund is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as an open-end  management investment  company.  Each  underlying  mutual fund or portfolio  thereof may or may not be diversified as defined in the Investment
Company Act. The trustees or directors,  as applicable,  of an underlying  mutual fund may add,  eliminate or substitute  portfolios from time to time.  Generally,  each portfolio  issues a separate class of shares.  Shares of the underlying  mutual fund portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and variable life insurance  products.
The shares may also be made  available,  subject to obtaining  all required  regulatory  approvals,  for direct  purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other  underlying  mutual  funds  available by creating  new  Sub-accounts.  Additionally,  new  portfolios  may be made available  by the  creation  of new  Sub-accounts  from time to time.  Such a new  portfolio  of an  underlying  mutual  fund may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D, was  established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. We currently employ  investment  managers for Separate Account D. Each manager we employ is responsible for investment  management of a different portion of Separate  Account D. From time to time additional  investment  managers may be employed or investment  managers may cease being employed.  We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

We may or may not be able to obtain  approval  in the  future in  certain  jurisdictions  of  endorsements  to  individual  or group annuities that include the type of Fixed  Allocations  offered  pursuant to this  Prospectus.  If such approval is obtained,  we may take those steps needed to make such Fixed  Allocations  available to purchasers to whom  Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  securities  offered  through this  prospectus  and  Statement of Additional  Information.  American  Skandia Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by portfolios of
American Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities  and Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The  current  yield  of a money  market-type  Sub-account  is  calculated  based  upon a seven  day  period  ending  on the  date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the Securities and
Exchange  Commission.  The effective  yield  reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.
Net  investment  income for yield  quotation  purposes  will not include  either  realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of this  Prospectus.  At the  beginning of the seven day period,  the  hypothetical  contract  had a balance of one Unit.  The current and  effective  yields reflect the recurring  charge against the  Sub-account.  Please note that current and effective  yield  information  will fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         ____%                             _____%

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard Total Return" figures assume that all charges and fees are applicable,  including any contingent  deferred sales charge  that may apply for the period  shown.  "Non-standard  Total  Return"  figures  may be used that do not  reflect all fees and charges.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the  calculations  may assume no redemption at the end of the applicable  periods.  These figures may not take into consideration the Annuity's  contingent deferred  sales  charge.  Standard and  Non-standard  Total  returns will not reflect  charges that apply to either  Optional  Death
Benefit.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts  have not. Such  hypothetical  performance is calculated  using the same  assumptions  employed in  calculating  actual performance  since inception of the  Sub-accounts.  Under our  understanding of current SEC positions,  hypothetical  performance of the  underlying  mutual fund  portfolios  prior to the existence of the  Sub-accounts  may only be presented as  Non-Standard  Total
Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2000.  The  "inception-to-date"  figures shown below are based on the inception  date of an  underlying  mutual fund  portfolio.
"N/A" means "not  applicable"  and indicates  that the  underlying  mutual fund  portfolio  was not in operation for the  applicable period.  Any  performance of such  portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

                                                     TO BE FILED BY AMENDMENT
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport 1
AST Scudder Japan 2
AST AIM International Equity 3
AST Janus Overseas Growth
AST American Century
  International Growth
AST American Century
  International Growth II 4
AST MFS Global Equity
AST Janus Small-Cap Growth 5
AST Scudder Small-Cap Growth 6
AST Federated Aggressive Growth 2
AST Lord Abbett Small Cap Value
AST Gabelli Small-Cap Value 7
AST Janus Mid-Cap Growth 8
AST NB Mid-Cap Growth 9
AST NB Mid-Cap Value 10
AST Alger All-Cap Growth 11
AST Gabelli All-Cap Value 2
AST Kinetics Internet 2
AST T. Rowe Price Natural
  Resources
AST Alliance Growth 12
AST MFS Growth
AST Marsico Capital Growth
AST JanCap Growth
AST Janus Strategic Value 2
AST Cohen & Steers Realty
AST Sanford Bernstein Managed
  Index 500 13
AST American Century Income &
  Growth 14
AST Alliance Growth and Income 15
AST MFS Growth with Income
AST INVESCO Equity Income
AST AIM Balanced 16
AST American Century Strategic
  Balanced
AST T. Rowe Price Asset
Allocation
AST T. Rowe Price Global Bond 17
AST Fed High Yield
AST Lord Abbett Bond-Debenture 2
AST PIMCO Total Return Bond
AST PIMCO Limited Maturity
  Bond

MV Emerging Markets

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income
WFVT Equity Value

Rydex Nova
Rydex Ursa
Rydex OTC

INVESCO VIF Technology
INVESCO VIF Health Sciences
INVESCO VIF Financial Services
INVESCO VIF
  Telecommunications
INVESCO VIF Dynamics

Evergreen VA Global Leaders
Evergreen VA Special Equity
Evergreen VA Omega
Evergreen VA Capital Growth

ProFund VP Europe 30
ProFund VP UltraSmall-Cap 18
ProFund VP UltraOTC

First Trust(R)10 Uncommon Values
19
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective  December 31, 1998 Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001 the name of the portfolio  changed to the AST Scudder  Small-Cap  Growth  Portfolio.  Prior to May 1,
     2001 the Portfolio was named the AST Kemper Small-Cap Growth Portfolio.
7.       Effective  October 13, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 13, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       This Portfolio was first offered as a Sub-account on May 1, 2000.
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor to the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named "Berger Capital Growth Portfolio."
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor to the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
11.      This Portfolio was first offered as a Sub-account on January 3, 2000.
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective  October 2000, T. Rowe Price  International,  Inc.  became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the Sub-accounts, the maturities of the  investments  held by the underlying  mutual funds and upon prevailing  market  conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The  information  provided by these  measures may be useful in reviewing the  performance of the  Sub-accounts,  and for providing a basis for  comparison  with other  annuities.  These  measures  may be less useful in  providing a basis for  comparison  with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period  applies to each day in the period.  The net investment  factor is an index that measures the  investment  performance of and charges  assessed  against a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation  Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the  underlying  mutual fund  shares  held by that  Sub-account  at the end of the current
                  Valuation  Period plus the per share amount of any dividend or capital  gain  distribution  declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share plus any declared and unpaid  dividends per share of the  underlying  mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent  permitted by law, we reserve the right at any time to offer  Guarantee  Periods with durations that differ from those which were  available  when your  Annuity  was issued.  We also  reserve the right at any time to stop  accepting  new  allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the MVA.

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes will be subject to approval by the Securities and Exchange  Commission and the Insurance  Department of the  jurisdiction in which  your  Annuity  was  delivered.  (For  Annuities  issued as  certificates  of  participation  in a group  contract,  it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
The market  value  adjustment  ("MVA") is used in  determining  the Account  Value of each Fixed  Allocation.  The  formula  used to determine  the MVA is applied  separately  to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.  Current Rates and  available  Guarantee  Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed  Allocation.  The formula may also be changed for certain Special Purpose Fixed  Allocations,  as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed  Allocation.  See the Statement of Additional  Information  for an  illustration  of how the MVA works.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote  shares of the  underlying  mutual  funds or  portfolios  in which the  Sub-accounts  invest in the manner  directed by
Owners.  Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for an underlying  mutual fund or portfolio will be determined as of the record date for such underlying  mutual fund or portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion thereof with other "unitized"  separate  accounts;  (c) terminate  offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other "non-unitized"  separate accounts; (e) deregister Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act or the  Investment  Company Act; (h) make changes that are  necessary to maintain the tax status of your Annuity  under the Code;  (i) make  changes  required by any change in other  Federal or state laws  relating to  retirement  annuities  or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We notify you (and/or any payee during the payout phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any annuity payout for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral  period begins on the date such  distribution  or transfer  would  otherwise  have been  transacted  (see
"Pricing of Transfers and Distributions").

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December 31, 2000 and 1999 and for the years then ended,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon appearing  elsewhere  herein,  and are included in reliance  upon such reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

The General  Counsel of American  Skandia Life  Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2000 and for the periods ended December 31, 1999 and 1998. There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Customer Service,  P.O. Box 7038,  Bridgeport,  Connecticut  06601-7038.  Our phone number is  1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                                                             APPENDIX A

                                Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                                     (TO BE FILED BY AMENDMENT)

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the  establishment  of the  Registrant  for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal   Underwriting  Agreement  between  American  Skandia  Life
                           Assurance  Corporation and American Skandia Marketing,  Incorporated,  formerly known as
                           Skandia  Life Equity Sales  Corporation  filed via EDGAR with  Post-Effective  Amendment
                           No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of  Annuity  filed via EDGAR  with  Post-effective  Amendment  No. 3 to this Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      Copy  of   Guaranteed   Minimum  Death   Benefit   Endorsement   filed  via  EDGAR  with
                           Post-Effective  Amendment  No. 8 to this  Registration  Statement  No.  33-87010,  filed
                           April 26, 1999.

(c)      Copy  of   Performance-related   Benefits  and  First  Year  Credits  Endorsement  filed  via  EDGAR  with
                           Post-Effective  Amendment  No. 8 to this  Registration  Statement  No.  33-87010,  filed
                           April 26, 1999.

                  (d)      Copy of percent Death Benefit  Endorsement filed via EDGAR with Pre-Effective  Amendment
                           No. 1 to Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form  used with the  Annuity  filed  via  EDGAR  with  Post-Effective
                  Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy  of  the  certificate  of   incorporation   of  American   Skandia  Life  Assurance
                           Corporation  filed  via  EDGAR  with  Post-Effective  Amendment  No.  6 to  Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment  No. 6 to  Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance  Company  effective May 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January 1, 1995,  filed via EDGAR with
                           Post-effective  Amendment No. 3 to Registration Statement No. 33-87010,  filed April 25,
                           1996.

                  (c)      Connecticut  General Life Insurance  Company  effective January 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      Neuberger&Berman  Advisers  Management  Trust  filed  via EDGAR  with  Post-Effective  Amendment  No. 4 to
                           Registration Statement No. 33-87010, filed February 25, 1997.

(b)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No.
                           33-87010,  filed  February 25, 1997 (At such time,  what later became  American  Skandia
                           Trust was known as the Henderson Global Asset Trust).

(c)      The Montgomery Funds III filed via EDGAR in the Initial Registration  Statement to Registration  Statement
                           No. 333-08853, filed July 25, 1996.

(d)      Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to this Registration  Statement
                           No. 33-87010, filed April 26, 1999.

(e)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration
                           Statement No. 33-86866, filed April 26, 2000

(f)      Evergreen  Variable  Annuity  Trust  filed  via  EDGAR  with  Post-Effective   Amendment  No.  9  to  this
                           Registration Statement No. 33-87010, filed April 26, 2000.

(g)      INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR with  Post-Effective  Amendment No. 9 to this
                           Registration Statement No. 33-87010, filed April 26, 2000.

(h)      ProFunds  VP filed via EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration  Statement  No.
                           33-87010, filed April 26, 2000.

         (9)      Opinion and Consent of Counsel                                                          TO BE FILED BY AMENDMENT

         (10)     Consent of Ernst & Young LLP                                                            TO BE FILED BY AMENDMENT

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of Performance  filed via EDGAR with
                  Post-effective Amendment No. 12 to Registration Statement No. 33-44436, filed
                  April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors  and Officers of the  Depositor:  The Directors and Officers of the Depositor are shown in Part
A.

Item 26. Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly  control any person.  The following  persons are under common  control with the Depositor by
American Skandia, Inc.:

         (1)      American Skandia  Information  Services and Technology  Corporation  ("ASIST"):  The organization
                  ------------------------------------------------------------------------------
                  is a general  business  corporation  organized in the State of Delaware.  Its primary  purpose is to  provide  various  types  of  business  services  to  American  Skandia,  Inc.  and all of its
                  subsidiaries  including  computer  systems  acquisition,   development  and  maintenance,   human
                  resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia Marketing,  Incorporated  ("ASM,  Inc."): The organization is a general business
                  ----------------------------------------------------------
                  corporation  organized  in the State of  Delaware.  It was formed  primarily  for the  purpose of acting as a  broker-dealer  in  securities.  It acts as the  principal  "underwriter"  of annuity contracts deemed to be securities,  as required by the Securities and Exchange Commission,  which insurance  policies  are  to be  issued  by  American  Skandia  Life  Assurance  Corporation.  It
                  provides  securities law  supervisory  services in relation to the marketing of those products of
                  American Skandia Life Assurance  Corporation  registered as securities.  It also may provide such services  in relation to  marketing  of certain  public  mutual  funds.  It also has the power to carry  on a  general  financial,  securities,  distribution,  advisory,  or  investment  advisory business;  to act as a general  agent or broker for insurance  companies and to render  advisory,
                  managerial,   research  and  consulting   services  for  maintaining  and  improving   managerial
                  efficiency and operation.

         (3)      American  Skandia  Investment  Services,  Incorporated  ("ASISI"):  The organization is a general
                  ------------------------------------------------------------------
                  business  corporation  organized in the state of Connecticut.  The  organization is authorized to provide  investment  service and investment  management advice in connection with the purchasing,
                  selling,   holding  or  exchanging  of  securities  or  other  assets  to  insurance   companies,
                  insurance-related  companies,  mutual funds or business trusts.  It's primary role is expected to be as investment  manager for certain  mutual funds [to be made available  primarily  through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida:  This  subsidiary of American  Skandia Life Assurance  Corporation was organized in
                  ------------
                  March,  1995, and began  operations in July, 1995. It offers  investment  oriented life insurance designed for long-term savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 2000, there were _________ owners of Annuities.

Item  28.  Indemnification:  Under  Section  33-320a  of the  Connecticut  General  Statutes,  the  Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses  including  attorneys'  fees, for actions  brought or threatened to be brought against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director or officer had no reason to believe  his  conduct  was  unlawful.  The director or officer must also be  indemnified  when he is  successful  on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable  entitled to be indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale  of the  Registrants'  securities,  the  director  or  officer  may  obtain  indemnification  only  if a court determines  that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be  indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each  director  and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of
Delaware.  The provisions of the indemnity  agreement are governed by Section 45 of the General  Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM,  Inc. are covered under a directors and officers  liability  insurance policy issued by an  unaffiliated  insurance  company to Skandia  Insurance  Company Ltd.,  their ultimate  parent.
Such policy will  reimburse  ASLAC or ASM,  Inc., as  applicable,  for any payments that it shall make to directors and  officers  pursuant to law and,  subject to certain  exclusions  contained  in the  policy,  will pay any other costs,  charges and expenses,  settlements  and  judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant pursuant to the foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and
Exchange  Commission  such  indemnification  is against  public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by
Registrant  of  expenses  incurred  or paid by a  director,  officer or  controlling  person of  Registrant  in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson Vice                                                          President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow Deputy Chief                                                  Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President   and   Chief   Executive Officer
American Skandia Life Assurance Corporation                                     and   Chairman   of  the  Board  of  Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President and
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its principal  office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment  to this  Registration  Statement  as frequently  as is necessary to ensure that the audited  financial  statements  in the  Registration  Statement  are never more than 16 months old so long as payments  under the annuity  contracts  may be accepted  and  allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space that an  applicant  or  enrollee  can check to request a
Statement of Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any  Statement  of  Additional  Information  and any  financial statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)      With  respect to the  restrictions  on  withdrawals  for Texas  Optional  Retirement  Programs and Section
403(b) plans,  we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the Securities and Exchange  Commission to the American  Council of Life Insurance with respect to annuities  issued under Section
403(b) of the code,  the  requirements  of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement  Program,  the requirements of which have been complied with by us.

                                                     EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel         TO BE FILED BY AMENDMENT

No. 10(a)     Consent of Ernst & Young LLP           TO BE FILED BY AMENDMENT

                                                        SIGNATURES

         As  required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant  has duly caused this  registration  statement  to be signed on its  behalf,  in the Town of Shelton  and State of  Connecticut,  on
this  28th    day of February, 2001.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                  (CLASS 1 SUB-ACCOUNTS)
                                                        Registrant

                                     By: American Skandia Life Assurance Corporation
                                     -----------------------------------------------

By:/s/ Kathleen A. Chapman                                                      Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        Depositor

By:/s/ Kathleen A. Chapman                                                      Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                              (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   February 28, 2001
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                              (Principal Financial Officer and Principal Accounting Officer)

      /s/Thomas M. Mazzaferro           Executive Vice President and                        February 28, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

      /s/ David R. Monroe            Senior Vice President, Treasurer                      February 28, 2001
           David R. Monroe               and Corporate Controller

                                                   (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan*                      Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                  Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian Kennedy                                    Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                 Deborah G. Ullman*
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                       Brett M. Winson*
                                                       -----------------
                                                        Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                             -----------------------------
                                              Kathleen A. Chapman

            *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.